Document and Entity Information	3 Months Ended
Mar. 31, 2013
Entity Registrant Name	American Midstream Partners, LP
Entity Central Index Key	0001513965
Document Type	8-K
Document Period End Date	Mar 31, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q1
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer

Document and Entity Information Document	3 Months Ended
Mar. 31, 2013
Entity Information [Line Items]
Entity Registrant Name	American Midstream Partners, LP
Entity Central Index Key	0001513965
Document Type	8-K
Document Period End Date	Mar 31, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013
Document Fiscal Year Focus	Q1
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer

Condensed Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 45	$ 576
Accounts receivable	1,243	1,958
Unbilled revenue	23,028	21,512
Risk management assets	488	969
Other current assets	4,246	3,226
Total current assets	29,050	28,241
Property, plant and equipment, net	222,087	223,819
Other assets, net	5,293	4,636
Total assets	256,430	256,696
Current liabilities
Accounts payable	3,644	5,527
Accrued gas purchases	18,359	17,034
Accrued expenses and other current liabilities	6,213	9,619
Other debt	1,118	0
Total current liabilities	29,334	32,180
Other liabilities	8,579	8,628
Long- term debt	138,265	128,285
Total liabilities	176,178	169,093
Commitments and contingencies (see Note 12)
Partners' capital
General partner interest (185 and 185 thousand units issued and outstanding as of March 31, 2013 and December 31, 2012, respectively)	603	548
Limited partner interest (9,171 and 9,165 thousand units issued and outstanding as of March 31, 2013 and December 31, 2012, respectively)	71,928	79,266
Accumulated other comprehensive income	338	351
Total partners’ capital	72,869	80,165
Noncontrolling interests	7,383	7,438
Total equity and partners' capital	80,252	87,603
Total liabilities, equity and partners' capital	$ 256,430	$ 256,696

Condensed Consolidated Balance Sheets (Parenthetical) (Unaudited) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
General partner interest, units issued	185	185
General partner interest units, outstanding	185	185
Limited partners, units issued	9,171	9,165
Limited partner common units, outstanding	9,171	9,165

Condensed Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income Statement [Abstract]
Revenue	$ 59,883	$ 44,534
Unrealized gain (loss) on commodity derivatives	(481)	323
Total revenue	59,402	44,857
Operating expenses:
Purchases of natural gas, NGLs and condensate	47,301	30,768
Direct operating expenses	4,803	2,885
Selling, general and administrative expenses	3,425	3,329
Equity compensation expense	388	331
Depreciation and accretion expense	5,646	5,127
Total operating expenses	61,563	42,440
Gain (loss) on involuntary conversion of property, plant, equipment	421	0
(Gain) loss on sale of assets, net	0
Operating income (loss)	(1,740)	2,417
Other income (expenses):
Interest expense	(1,731)	(757)
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(3,471)	1,660
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	73	31
Net Income (loss)	(3,398)	1,691
Net income (loss) attributable to non-controlling interests	155	0
Net income (loss)	(3,553)	1,691
General partner's interest in net income (loss)	(70)	34
Limited partner's interest in net income (loss)	$ (3,483)	$ 1,657
Limited partners net income (loss) per unit (basic and diluted) (See Note 9)	(0.38)	0.18
Income (Loss) from Continuing Operations, Per Outstanding Limited Partnership Unit, Basic	(0.39)	0.18
Weighted average number of units used in computation of limited partners' net income (loss) per unit (basic and diluted)	9,167	9,092

Condensed Consolidated Statements of Comprehensive Income (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Statement of Other Comprehensive Income [Abstract]
Net Income (loss)	$ (3,398)	$ 1,691
Unrealized gains (loss) on post retirement benefit plan assets and liabilities	(13)	3
Comprehensive income (loss)	(3,411)	1,694
Less: Comprehensive income (loss) attributable to non-controlling interest	155
Comprehensive income attributable to Partnership	$ (3,566)	$ 1,694

Condensed Consolidated Statements of Changes in Partners' Capital (Unaudited) (USD $) In Thousands	Total USD ($)	Limited Partner Common Units	Limited Partner Subordinated Units	Limited Partner Interest USD ($)	General Partner Units	General Partner Interest USD ($)	Accumulated Other Comprehensive Income USD ($)	Total Partners' Capital USD ($)	Non-controlling Interest USD ($)
Beginning Balance at Dec. 31, 2011				$ 99,890		$ 1,091	$ 415	$ 101,396	$ 0
Balance, shares at Dec. 31, 2011		4,561	4,526		185
Net Income (loss)	1,691			1,657		34	0	1,691	0
Unitholder contributions				0		13	0	13
Unitholder contributions, shares		0	0		0
Unit holder distributions				(3,930)		(80)	0	(4,010)	0
Net distributions to noncontrolling owners	0
LTIP vesting				364		(364)	0	0	0
LTIP vesting, shares		20
Tax netting repurchase				(88)		0	0	(88)
Tax netting repurchase, shares		(4)	0		0
Unit based compensation				0		331	0	331	0
Unit based compensation, shares	(20,308)	0	0		0
Other comprehensive income (loss)				0		0	3	3	0
Ending Balance at Mar. 31, 2012				97,893		1,025	418	99,336	0
Balance, shares at Mar. 31, 2012	4,526	4,577			185
Beginning Balance at Dec. 31, 2012	80,165			79,266		548	351	80,165	7,438
Balance, shares at Dec. 31, 2012		4,639	4,526		185
Net Income (loss)	(3,398)			(3,483)		(70)	0	(3,553)	155
Unit holder distributions				(3,964)		(80)	0	(4,044)	0
Net distributions to noncontrolling owners	(155)			0		0	0	0	(210)
LTIP vesting				183		(183)	0	0	0
LTIP vesting, shares		10	0		0
Tax netting repurchase				(74)		0	0	74	0
Tax netting repurchase, shares		(4)	0		0
Unit based compensation				0		388	0	388	0
Unit based compensation, shares	(10,483)	0	0		0
Other comprehensive income (loss)				0		0	(13)	(13)	0
Ending Balance at Mar. 31, 2013	$ 72,869			$ 71,928		$ 603	$ 338	$ 72,869	$ 7,383
Balance, shares at Mar. 31, 2013		4,645	4,526		185

Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Statement of Cash Flows [Abstract]
Net Income (loss)	$ (3,398)	$ 1,691
Adjustments to reconcile net income (loss) to net cash provided (used) in operating activities:
Depreciation and Accretion Expense, Including Discontinued Operation	5,678	5,159
Amortization of deferred financing costs	283	141
Unrealized (gain) loss on commodity derivatives	481	(323)
Unit based compensation	388	331
OPEB plan net periodic (benefit) cost	18	(21)
(Gain) on involuntary conversion of property, plant and equipment	(421)	0
(Gain) loss on sale of assets	0
Gain (loss) on sale of assets, net, including discontinued operations		5
Changes in operating assets and liabilities, net of effects of assets acquired and liabilities:
Accounts receivable	715	(139)
Unbilled Revenue	(1,516)	5,570
Other current assets	(1,020)	(514)
Other assets, net	(59)	(5)
Accounts payable	(787)	(411)
Accrued gas purchases	1,325	(5,323)
Accrued expenses and other current liabilities	(525)	(1,912)
Other liabilities	(59)	(56)
Net cash provided (used) in operating activities	1,103	4,183
Cash flows from investing activities
Additions to property, plant and equipment	(8,052)	(968)
Proceeds from disposals of property, plant and equipment	0	5
Insurance proceeds from involuntary conversion of property, plant and equipment	560	0
Net cash provided (used) in investing activities	(7,492)	(963)
Cash flows from financing activities
Unit holder contributions	0	13
Unit holder distributions	(4,044)	(4,010)
Net distributions to non-controlling interest owners	(210)	0
LTIP tax netting unit repurchase	(74)	(88)
Payments for deferred debt issuance costs	(912)	(48)
Payments on other debt	(358)	0
Borrowings on other debt	1,476	0
Payments on long-term debt	(17,585)	(17,550)
Borrowings on long-term debt	27,565	17,750
Net cash provided (used) in financing activities	5,858	(3,933)
Net increase (decrease) in cash and cash equivalents	(531)	(713)
Cash and cash equivalents
Beginning of period	576	871
End of period	45	158
Supplemental cash flow information
Interest payments	1,487	398
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment	(3,977)	51
Receivable for reimbursable construction in progress projects	$ 0	$ 886

Discontinued Operations Statement (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	$ 73	$ 31
Gathering and Processing Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Operating Expense		2,823
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	$ 73	$ 31
Income (Loss) from Discontinued Operations, Net of Tax, Per Outstanding Limited Partnership Unit, Basic	0.01	0

Organization and Basis of Presentation	3 Months Ended
Mar. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation
Organization and Basis of Presentation
Nature of business
American Midstream Partners, LP (the “Partnership”) was formed on August 20, 2009 (“date of inception”) as a Delaware limited partnership for the purpose of acquiring and operating certain natural gas pipeline and processing businesses. We provide natural gas gathering, treating, processing, fractionating, marketing and transportation services primarily in the Gulf Coast and Southeast regions of the United States. We hold our assets in a series of wholly owned limited liability companies as well as a limited partnership. Our capital accounts consist of general partner interests and limited partner interests.
Our interstate natural gas pipeline assets transport natural gas through the Federal Energy Regulatory Commission (“FERC”) regulated interstate natural gas pipelines in Louisiana, Mississippi, Alabama and Tennessee. Our interstate pipelines include:

•
American Midstream (Midla), LLC, which owns and operates approximately 370 miles of interstate pipeline that runs from the Monroe gas field in northern Louisiana south through Mississippi to Baton Rouge, Louisiana.

•
American Midstream (AlaTenn), LLC, which owns and operates approximately 295 miles of interstate pipeline that runs through the Tennessee River Valley from Selmer, Tennessee to Huntsville, Alabama and serves an eight-county area in Alabama, Mississippi and Tennessee.

ArcLight Transactions
On April 15, 2013, the Partnership, our general partner and AIM Midstream Holdings, LLC, an affiliate of American Infrastructure MLP Fund, entered into agreements (the "ArcLight Transactions") with High Point Infrastructure Partners, LLC, an affiliate of ArcLight Capital Partners, LLC (“High Point”), pursuant to which High Point (i) acquired 90% of our general partner and all of our subordinated units from AIM Midstream Holdings and (ii) contributed certain midstream assets and $15.0 million in cash to us in exchange for 5,142,857 convertible preferred units (the “Series A Preferred Units”) issued by the Partnership.  As a result of these transactions, which were also consummated on April 15, 2013, High Point acquired both control of our general partner and a majority of our outstanding limited partner interests.  The midstream assets contributed by High Point consist of approximately 700 miles of natural gas and liquids pipeline assets located in southeast Louisiana and the shallow water and deep shelf Gulf of Mexico. These midstream assets gather natural gas from both onshore and offshore producing regions around southeast Louisiana. The onshore footprint is Plaquemines and St. Bernard's Parish, LA. The offshore footprint consists of the following federal Gulf of Mexico zones: Mississippi Canyon, Viosca Knoll, West Delta, Main Pass, South Pass and Breton Sound. Natural gas is collected at more than 75 receipt points that connect to hundreds of wells targeting various geological zones in water depths up to 1,000 feet, with an emphasis on oil and liquids-rich reservoirs. The High Point midstream assets are comprised of FERC-regulated transmission assets and non-jurisdictional gathering assets, both of which accept natural gas from well production and interconnected pipeline systems. High Point delivers the natural gas to the Toca Gas Processing Plant, operated by Enterprise, where the products are processed and the residue gas sent to an unaffiliated interstate system owned by Kinder Morgan. See Note 17 "Subsequent Events" for further information.

The Partnership believes that the consummation of the ArcLight Transactions will allow it to comply with the Consolidated Total Leverage to EBTIDA ratio in the Fourth Amendment to our June 2012 amended credit agreement ("Fourth Amendment"). However, no assurances can be given that the Partnership's results of operations following the ArcLight Transactions will allow us to comply with financial covenants of the Fourth Amendment. If we are not able to generate sufficient cash flows from operations to comply with the financial covenants in the Fourth Amendment and we are not able enter into an agreement to refinance or obtain covenant default waivers, then the outstanding balance under our credit facility could become due and payable upon acceleration by the lenders in our banking group and other agreements with cross-default provisions,if any, could become due. In addition, failure to comply with any of the covenants under our Fourth Amendment could adversely affect our ability to fund ongoing operations and growth capital requirements as well as our ability to pay distributions to our unitholders. See Note 16 "Liquidity" for further information.
Basis of Presentation
These unaudited condensed consolidated financial statements have been prepared in accordance with GAAP for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. The year-end balance sheet data was derived from audited financial statements but does not include disclosures required by GAAP for annual periods. The information furnished herein reflects all normal recurring adjustments which are, in the opinion of management, necessary for a fair statement of financial position as of March 31, 2013, and December 31, 2012, condensed consolidated statement of operations for the three months ended March 31, 2013 and 2012, statement of comprehensive income for the three months ended March 31, 2013 and 2012, statement of changes in partners’ capital and noncontrolling interest for the three months ended March 31, 2013 and 2012, and statements of cash flows for the three months ended March 31, 2013 and 2012.
Our financial results for the three months ended March 31, 2013 are not necessarily indicative of the results that may be expected for the full year ending December 31, 2013. These unaudited condensed consolidated financial statements should be read in conjunction with our consolidated financial statements and notes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2012 (“Annual Report”) filed on April 16, 2013.
Recast of Financial Information for Discontinued Operations
In the second quarter of 2013, the Partnership's management was approved to commit to a plan to sell certain non-strategic gathering and processing assets which meet specific criteria as held for sale. As a result of the planned divestiture of these non-strategic midstream assets, we began accounting for the results of operations of these disposal groups as discontinued operations.
As a result of classifying the change in classification of the assets, the Partnership has recast certain historical information to reflect the results of operations of the disposal groups as discontinued operations, including the Condensed Consolidated Statements of Operations and information within Notes 14, 15 and 18.
Consolidation Policy
Our consolidated financial statements include our accounts and those of our subsidiaries in which we have a controlling interest. We hold an undivided interest in the Burns Point gas processing facility in which we are responsible for our proportionate share of the costs and expenses of the facility. Our consolidated financial statements reflect our proportionate share of the revenues, expenses, assets and liabilities of this undivided interest. In July 2012, the Partnership acquired a 87.4% undivided interest in the Chatom Processing and Fractionation facility (the "Chatom system"). Our consolidated financial statements reflect the accounts of the Chatom system since acquisition, and the interests in the Chatom system held by non-affiliated working interest owners are reflected as noncontrolling interests in the Partnership's consolidated financial statements.
Use of Estimates
When preparing financial statements in conformity with GAAP, management must make estimates and assumptions based on information available at the time. These estimates and assumptions affect the reported amounts of assets, liabilities, revenues and expenses, as well as the disclosures of contingent assets and liabilities as of the date of the financial statements. Estimates and judgments are based on information available at the time such estimates and judgments are made. Adjustments made with respect to the use of these estimates and judgments often relate to information not previously available. Uncertainties with respect to such estimates and judgments are inherent in the preparation of financial statements. Estimates and judgments are used in, among other things (1) estimating unbilled revenues, product purchases and operating and general and administrative costs, (2) developing fair value assumptions, including estimates of future cash flows and discount rates, (3) analyzing long-lived assets for possible impairment, (4) estimating the useful lives of assets and (5) determining amounts to accrue for contingencies, guarantees and indemnifications. Actual results, therefore, could differ materially from estimated amounts.

Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Recent Accounting Pronouncements

In January 2013, the FASB issued Accounting Standards Update ("ASU") No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which clarifies that ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities, applies to financial instruments or derivative transactions accounted for under ASC 815. The amendments require disclosures to present both gross and net amounts of derivative assets and liabilities that are subject to master netting arrangements with counterparties. We currently present our derivative assets and liabilities net on our statement of financial position. We have provided additional disclosures regarding the gross amounts of derivative assets and liabilities in Note 5 "Derivatives" in accordance with these new standards updates.

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income ("AOCI"), which requires entities to present either in a single note or parenthetically on the face of the financial statements (i) the amount of significant items reclassified from each component of AOCI and (ii) the income statement line items affected by the reclassifications. We adopted this guidance during the first quarter of 2013 which did not have a material impact on our condensed consolidated financial statements as there are currently no items reclassified from AOCI.

Acquisitions	3 Months Ended
Mar. 31, 2013
Business Combinations [Abstract]
Acquisitions
Acquisitions
Chatom Gathering, Processing and Fractionation Plant
Effective July 1, 2012, we acquired an 87.4% undivided interest in the Chatom system from affiliates of Quantum Resources Management, LLC. The acquisition fair value consideration of $51.4 million includes a credit associated with the cash flow the Chatom system generated between January 1, 2012, and the effective date of July 1, 2012.  The consideration paid by the Partnership consisted of cash, which was funded by borrowings under our revolving credit facility.

The Chatom system is located in Washington County, Alabama, approximately 15 miles from our Bazor Ridge processing plant in Wayne County, Mississippi, and consists of a 25 MMcf/d refrigeration processing plant, a 1,900 Bbl/d fractionation unit, a 160 long-ton per day sulfur recovery unit, and a 29 mile gas gathering system. We believe the fractionating services provide flexibility to the Partnership's product and service offerings.

The following table presents the fair value of consideration transferred to acquire the Chatom system and the amounts of identified assets acquired and liabilities assumed at the acquisition date, as well as the fair value of the 12.6% noncontrolling interest in the Chatom system at the acquisition date:

(in thousands)
Cash	$51,377
Recognized amounts of identifiable assets acquired and liabilities assumed:
Unbilled revenue	$4,535
Property, plant and equipment	58,279
Asset retirement cost	452
Accounts payable	(399)
Accrued gas purchases	(3,631)
Asset retirement obligations	(452)
Noncontrolling interest	(7,407)
Total identifiable net assets	$51,377

The fair value of the property, plant and equipment and noncontrolling interests were estimated by applying a combination of the market and income approaches. These fair value measurements are based on significant inputs not observable in the market and thus represent a Level 3 measurement as defined by ASC 820. Primarily using the income approach, the fair value estimates are based on i) an assumed cost of capital of 9.25%, ii) an assumed terminal value based on the present value of estimated EBITDA, iii) an inflationary cost increase of 2.5%, iv) forward market prices as of July 2012 for natural gas and crude oil, v) a Federal tax rate of 35% and a state tax rate of 6.5%, and vi) an increase in processed and fractionated volumes in 2013, declining thereafter. Working capital was estimated using net realizable value. Accrued revenue was deemed to be fully collectible at July 1, 2012.

Subsequent to the acquisition, our 87.4% undivided interest in the Chatom system contributed $13.6 million of revenue and $1.1 million of net income attributable to the Partnership, which are included in the condensed consolidated statement of operations for the three months ended March 31, 2013.

The following table presents unaudited pro forma consolidated information of the Partnership, adjusted for the acquisition of the Chatom system, as if the acquisition had occurred on January 1, 2011:

(unaudited, in thousands)	Three months ended March 31, 2012
Revenue	$66,517
Net income (loss)	$2,546
Limited partners’ net income (loss) per unit	$0.26

These amounts have been calculated after applying the Partnership's accounting policies and adjusting the results to reflect i) additional depreciation and amortization that would have been charged assuming fair value adjustments to property, plant and equipment, and ii) recording pro forma interest expense on debt that would have been incurred to acquire the Chatom system as of January 1, 2011 , respectively. The unaudited pro forma adjustments are based on available information and certain assumptions we believe are reasonable.

Concentration of Credit Risk and Trade Accounts Receivable	3 Months Ended
Mar. 31, 2013
Receivables [Abstract]
Concentration of Credit Risk and Trade Accounts Receivable
Concentration of Credit Risk and Trade Accounts Receivable
Our primary market areas are located in the United States along the Gulf Coast and in the Southeast. We have a concentration of trade receivable balances due from companies engaged in the production, trading, distribution and marketing of natural gas, NGL and condensate products. This concentration of customers may affect our overall credit risk in that the customers may be similarly affected by changes in economic, regulatory or other factors. Generally, our customers’ historical financial and operating information is analyzed prior to extending credit. We manage our exposure to credit risk through credit analysis, credit approvals, credit limits and monitoring procedures, and for certain transactions, we may request letters of credit, prepayments or guarantees. We maintain allowances for potentially uncollectible accounts receivable; however, for the three months ended March 31, 2013 and 2012, no allowances on or write-offs of accounts receivable were recorded.
The following table summarizes the percentage of revenue earned from those customers that exceed 10% or greater of the Partnership's consolidated revenue in the consolidated statement of operations for the each of the periods presented below:

	Three Months Ended March 31,
	2013	2012
Customer A	30%	34%
Customer B	15%	—%
Customer C	12%	19%
Customer D	12%	14%
Other	31%	33%
Total	100%	100%

Derivatives	3 Months Ended
Mar. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives
Derivatives
Commodity Derivatives
To minimize the effect of commodity prices and maintain our cash flow and the economics of our development plans, we enter into commodity hedge contracts from time to time. The terms of the contracts depend on various factors, including management’s view of future commodity prices, acquisition economics on purchased assets and future financial commitments. This hedging program is designed to mitigate the effect of commodity price downturns while allowing us to participate in some commodity price upside. Management regularly monitors the commodity markets and financial commitments to determine if, when, and at what level commodity hedging is appropriate in accordance with policies that are established by the board of directors of our general partner. Currently, the commodity derivatives are in the form of swaps, puts and collars. As of March 31, 2013, the aggregate notional volume of our commodity derivatives was 11.1 million gallons.
We enter into commodity contracts with multiple counterparties. We may be required to post collateral with our counterparties in connection with our derivative positions. As of March 31, 2013, we have not posted collateral with our counterparties. The counterparties are not required to post collateral with us in connection with their derivative positions. Netting agreements are in place with our counterparties that permit us to offset our commodity derivative asset and liability positions.
As of March 31, 2013 and December 31, 2012, the fair value associated with our commodity derivative instruments were recorded in our condensed consolidated balance sheets, under the captions as follows:

(in thousands)	Gross Derivative Assets		Gross Derivative Liabilities		Net Amount of Derivative Assets and Liabilities	Net Amount of Derivative Assets and Liabilities
Balance Sheet Classification	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012

Risk management assets	$1,221	$1,889	$(733)	$(920)	$488	$969
Risk management assets - long term	—	—	—	—	—	—
Total	$1,221	$1,889	$(733)	$(920)	$488	$969

Risk management liabilities	$—	$—	$—	$—	$—	$—
Risk management liabilities - long term	—	—	—	—	—	—
Total	$—	$—	$—	$—	$—	$—

For the three months ended March 31, 2013 and 2012, respectively, the realized and unrealized gains (losses) associated with our commodity derivative instruments were recorded in our condensed consolidated statements of operations, under the captions as follows:

	Gain (loss) on derivatives
Statement of Operations Classification	Realized	Unrealized
	(in thousands)
Three months ended March 31, 2013
Revenue	$176	$—
Unrealized gain (loss) on commodity derivatives	—	(481)
Total	$176	$(481)
Three months ended March 31, 2012
Revenue	$(55)	$—
Unrealized gain (loss) on commodity derivatives	—	323
Total	$(55)	$323

Fair Value Measurement	3 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurement
Fair Value Measurement
The authoritative guidance for fair value measurements establishes a three-tier fair value hierarchy, which prioritizes the inputs used to measure fair value. These tiers include:

•	Level 1 – Inputs represent unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 – Inputs include quoted prices for similar assets and liabilities in active markets that are either directly or indirectly observable; and

•	Level 3 – Inputs are unobservable and considered significant to fair value measurement.
A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the classification of assets and liabilities within the fair value hierarchy.
We believe the carrying amount of cash and cash equivalents approximates fair value because of the short-term maturity of these instruments would be classified as Level 1 under the fair value hierarchy.
The recorded value of the amounts outstanding under the credit facility approximates its fair value, as interest rates are variable, based on prevailing market rates and the short-term nature of borrowings and repayments under the credit facility. Our existing revolving credit facility would be classified as Level 1 under the fair value hierarchy.
The fair value of all derivatives instruments is estimated using a market valuation methodology based upon forward commodity price curves, volatility curves as well as other relevant economic measures, if necessary. Discount factors may be utilized to extrapolate a forecast of future cash flows associated with long dated transactions or illiquid market points. The inputs are obtained from independent pricing services, and we have made no adjustments to the obtained prices.
We have consistently applied these valuation techniques in all periods presented and believe we have obtained the most accurate information available for the types of derivatives contracts held. We will recognize transfers between levels at the end of the reporting period for which the transfer has occurred. We recognized transfers out of Level 3 into Level 2 as a result of changes in tenure and market points of certain contracts in the amount of $1.0 million for the year ended December 31, 2012. There were no such transfers for the three months ended March 31, 2013 and 2012.
Fair Value of Financial Instruments
The following table sets forth by level within the fair value hierarchy, our net derivative assets (liabilities) that were measured at fair value on a recurring basis as of March 31, 2013 and December 31, 2012:

	Carrying Amount	Estimated Fair Value
		Level 1	Level 2	Level 3	Total
		(in thousands)
Commodity derivative asset (liability), net
March 31, 2013	$488	$—	$488	$—	$488
December 31, 2012	$969	$—	$969	$—	$969

Property, Plant and Equipment	3 Months Ended
Mar. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment, net, as of March 31, 2013 and December 31, 2012 were as follows:

	Useful Life	March 31, 2013	December 31, 2012
	(in years)	(in thousands)
Land		$2,254	$2,254
Construction in progress		3,856	5,053
Buildings and improvements	4 to 40	1,567	1,432
Processing and treating plants	8 to 40	98,133	98,106
Pipelines	5 to 40	168,094	163,447
Compressors	4 to 20	9,085	8,957
Equipment	8 to 20	4,908	4,785
Computer software	5	2,011	1,950
Total property, plant and equipment		289,908	285,984
Accumulated depreciation		(67,821)	(62,165)
Property, plant and equipment, net		$222,087	$223,819

Of the gross property, plant and equipment balances at March 31, 2013 and December 31, 2012, $26.6 million and $26.1 million, respectively, were related to AlaTenn and Midla, our FERC regulated interstate assets.
Capitalized interest was less than $0.1 million and zero, respectively, for the three months ended March 31, 2013 and 2012.
Asset Retirement Obligations
We record a liability for the fair value of asset retirement obligations and conditional asset retirement obligations that we can reasonably estimate, on a discounted basis, in the period in which the liability is incurred. We collectively refer to asset retirement obligations and conditional asset retirement obligations as ARO.
During the three months ended March 31, 2013 and year ended December 31, 2012, we recognized zero and $0.5 million AROs, respectively, in other liabilities for specific assets that we intend to retire for operational purposes.
We recorded accretion expense, which is included in Depreciation and accretion expense, of less than $0.1 million in our consolidated statements of operations for each of the three months ended March 31, 2013 and 2012.
Insurance proceeds
Involuntary conversions result from the loss of an asset because of some unforeseen event (e.g., destruction due to hurricanes). Some of these events are insurable, thus resulting in a property damage insurance recovery. Amounts we receive from insurance carriers are net of any deductibles related to the covered event. During the three months ended March 31, 2013, we collected $0.6 million of nonrefundable cash proceeds from our insurance carrier that we recognized as an offset to property, plant and equipment write-downs of $0.1 million under the caption Gain (loss) on involuntary conversion of property, plant and equipment.

Long-Term Debt	3 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Long-Term Debt
Debt Obligations
The following discussion of our credit facility reflects the terms in effect at March 31, 2013. On April 15, 2013, we amended our credit agreement for this credit facility in connection with the ArcLight Transactions. Please read Note 16 "Liquidity".
Our credit facility
On June 27, 2012, we amended our credit facility to increase the Commitments from an aggregate principal amount of $100 million to an aggregate principal amount of $200 million, evidenced by a credit agreement with Bank of America, N.A., as Administrative Agent, Collateral Agent and L/C Issuer, Comerica Bank and Citicorp North America, Inc., as Co-Syndication Agents, BBVA Compass, as Documentation Agent, and the other financial institutions party thereto. The credit facility also provided for a $50 million dollar accordion feature. If the accordion feature were to be fully exercised, the total commitment under the existing facility would be $250 million.
The credit facility provides for a maximum borrowing equal to the lesser of (i) $200 million or (ii) 4.50 times adjusted consolidated EBITDA. We had the ability to elect to have loans under the credit facility bear interest either at a Eurodollar-based rate plus a margin ranging from 2.25% to 3.50% depending on our total leverage ratio then in effect, or a base rate which is a fluctuating rate per annum equal to the highest of (a) the Federal Funds Rate plus 1/2 of 1% (b) the rate of interest in effect for such day as publicly announced from time to time by Bank of America as its “prime rate”, and (c) the Eurodollar Rate plus 1.00% plus a margin ranging from 1.25% to 2.50% depending on the total leverage ratio then in effect. We also pay a commitment fee of 0.50% per annum on the undrawn portion of the revolving loan. For the three months ended March 31, 2013 and 2012, the weighted average interest rate on borrowings under our credit facility was approximately 4.34% and 3.72%, respectively.
Our obligations under the credit facility were secured by a first mortgage in favor of the lenders in our real property. Advances made under the credit facility were guaranteed on a senior unsecured basis by our subsidiaries (“Guarantors”). These guarantees are full and unconditional and joint and several among the Guarantors. The terms of the credit facility included covenants that restrict our ability to make cash distributions and acquisitions in some circumstances. The remaining principal balance of loans and any accrued and unpaid interest will be due and payable in full on the maturity date, August 1, 2016.
The credit facility also contained customary representations and warranties (including those relating to organization and authorization, compliance with laws, absence of defaults, material agreements and litigation) and customary events of default (including those relating to monetary defaults, covenant defaults, cross defaults and bankruptcy events). The primary financial covenants contained in the credit facility were (i) a total leverage ratio test (not to exceed 4.50 times) and a minimum interest coverage ratio test (not less than 2.50 times).
As of December 31, 2012, the total leverage ratio test, one of the primary financial covenants that we were required to maintain under our credit facility, was limited to a maximum of 4.50 times. At December 31, 2012, our total indebtedness was approximately $130.9 million, which caused our total leverage to EBITDA ratio to be approximately 5.70-to-1. As a result, on December 26, 2012, the Partnership entered into the Third Amendment and Waiver to Credit Agreement, dated as of December 26, 2012 (the “Third Amendment”). The Third Amendment provided for a waiver of the Partnership's compliance with the Consolidated Total Leverage Ratio with respect to the quarter ending December 31, 2012 and for one month thereafter. The Third Amendment also required the Partnership to provide certain financial and operating information of the Partnership on a monthly basis for 2013 and for any month after 2013 in which the Consolidated Total Leverage Ratio of the Partnership is in excess of 4.00 to 1.00. The remaining material terms and conditions of the senior secured revolving credit facility, including pricing, maturity and covenants, remained unchanged by the Third Amendment.
On January 24, 2013, the Partnership entered into the second waiver to the credit facility that extended the waiver period with respect to the Consolidated Total Leverage Ratio to March 31, 2013 (and subsequently extended to April 16, 2013). Additional covenants during the waiver period included i) total outstanding borrowings under the credit facility shall not exceed $150.0 million; ii) restrictions on certain acquisitions; iii) an increase to the Eurodollar Rate by 0.50%; iv) additional fees of 0.125% of the principal amount on each of February 28, 2013 and March 31, 2013; and v) execution of a compliance certificate. We were not in compliance with the Consolidated Total Leverage Ratio test under our credit facility as of March 31, 2013.  However, such non-compliance was waived by the lenders in the Fourth Amendment to the credit facility executed on April 15, 2013.
See Note 16 "Liquidity" for further updates to our liquidity and long-term debt.
Other debt
Other debt represents insurance premium financing in the original amounts of $1.5 million bearing interest at 3.22% per annum, which is repayable in equal monthly installments of $0.1 million through October 2013.
Our outstanding borrowings under debt at March 31, 2013 and December 31, 2012, respectively, were:

	March 31, 2013	December 31, 2012
	(in thousands)
Revolving loan facility	$138,265	$128,285
Other debt	1,118	—
	139,383	128,285
Less: current portion	1,118	—
	$138,265	$128,285

At March 31, 2013 and December 31, 2012, letters of credit outstanding under the credit facility were $2.6 million.
In connection with our credit facility and amendments thereto, we incurred $5.2 million in debt issuance costs that are being amortized on a straight-line basis over the term of the credit facility.

Partners' Capital	3 Months Ended
Mar. 31, 2013
Equity [Abstract]
Partners' Capital
Partners’ Capital
Our capital accounts are comprised of approximately 2% general partner interest and 98% limited partner interests. Our limited partners have limited rights of ownership as provided for under our partnership agreement and the right to participate in our distributions. Our general partner manages our operations and participates in our distributions, including certain incentive distributions pursuant to the incentive distribution rights that are nonvoting limited partner interests held by our general partner.
The numbers of units outstanding as of March 31, 2013 and December 31, 2012, respectively, were as follows:

	March 31, 2013	December 31, 2012
	(in thousands)
Limited partner common units	4,645	4,639
Limited partner subordinated units	4,526	4,526
General partner units	185	185

Net Income (Loss) attributable to Limited Common and General Partner Units
Net income (loss) attributable to the general partner and the limited partners (common and subordinated unit holders) is allocated in accordance with their respective ownership percentages, after giving effect to incentive distributions paid to the general partner. Basic net income per limited partner unit is computed based on the weighted average number of units outstanding during the period. Diluted net income per limited partner unit is computed based on the weighted average number of units plus the effect of dilutive potential units outstanding during the period. Unvested share-based payment awards that contain non-forfeitable rights to distributions (whether paid or unpaid) are classified as participating securities and are included in our computation of diluted net income per limited partner unit. The dilutive effect of unit based awards was 162,860 equivalent units during the three months ended March 31, 2012.
We compute earnings per unit using the two-class method. The two-class method requires that securities that meet the definition of a participating security be considered for inclusion in the computation of basic earnings per unit. Under the two-class method, earnings per unit is calculated as if all of the earnings for the period were distributed under the terms of our Partnership agreement, regardless of whether the general partner has discretion over the amount of distributions to be made in any particular period, whether those earnings would actually be distributed during a particular period from an economic or practical perspective, or whether the general partner has other legal or contractual limitations on its ability to pay distributions that would prevent it from distributing all of the earnings for a particular period.
The two-class method does not impact our overall net income or other financial results; however, in periods in which aggregate net income exceeds our aggregate distributions for such period, it will have the impact of reducing net income per limited partner unit. This result occurs as a larger portion of our aggregate earnings, as if distributed, is allocated to the incentive distribution rights of the general partner, even though we make distributions on the basis of available cash and not earnings. In periods in which our aggregate net income does not exceed our aggregate distributions for such period, the two-class method does not have any impact on our calculation of earnings per limited partner unit.
Distributions
We made distributions of $4.0 million and $4.0 million in the three months ended March 31, 2013 and 2012, respectively. We made no distributions in respect of our general partner’s incentive distribution rights. We depend on our June 2012 amended credit facility for future capital needs and may use it to fund a portion of cash distributions to unitholders, as necessary, depending on the level of our operating cashflow.
ArcLight Transactions
On April 15, 2013, the Partnership, our general partner and AIM Midstream Holdings, LLC entered in the ArcLight Transactions with High Point, pursuant to which High Point (i) acquired 90% of our general partner and all of our subordinated units from AIM Midstream Holdings and (ii) contributed certain midstream assets and $15.0 million in cash to us in exchange for 5,142,857 Series A Preferred Units issued by the Partnership.  As a result of these transactions, which were also consummated on April 15, 2013, High Point acquired both control of our general partner and a majority of our outstanding limited partnership interests.  See Note 17 "Subsequent Events" for further information.

Long-Term Incentive Plan	3 Months Ended
Mar. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Long-Term Incentive Plan
Long-Term Incentive Plan
Our general partner manages our operations and activities and employs the personnel who provide support to our operations. On November 2, 2009, the board of directors of our general partner adopted a long-term incentive plan (“LTIP”) for its employees and consultants and directors who perform services for it or its affiliates. On May 25, 2010, the board of directors of our general partner adopted an amended and restated long-term incentive plan. On July 11, 2012, the board of directors of our general partner adopted a second amended and restated long-term incentive plan that effectively increased available awards by 871,750 units. At March 31, 2013 and December 31, 2012, 903,079 and 920,193 units, respectively, were available for future grant under the LTIP, giving retroactive treatment to the reverse unit split in connection with our recapitalization described in our Annual Report.
Ownership in the awards is subject to forfeiture until the vesting date. The LTIP is administered by the board of directors of our general partner. The board of directors of our general partner, at its discretion, may elect to settle such vested phantom units with a number of units equivalent to the fair market value at the date of vesting in lieu of cash. Although, our general partner has the option to settle in cash upon the vesting of phantom units, our general partner does not currently intend to settle these awards in cash. Although other types of awards are contemplated under the LTIP, all currently outstanding awards are phantom units without distribution equivalent rights ("DERs"). Generally, grants issued under the LTIP vest in increments of 25% on each of the first four anniversary dates of the date of the grant and do not contain any other restrictive conditions related to vesting other than continued employment.
The following table summarizes our unit-based awards for each of the periods indicated, in units:

	Three Months Ended
	March 31,
	2013	2012
	(in thousands)
Outstanding at beginning of period	90,938	162,860
Granted	23,921	—
Forfeited	(2,427)	—
Vested	(10,483)	(20,308)
Outstanding at end of period	101,949	142,552
Fair value per unit	$13.36 to $21.40	$14.70 to $19.69

The fair value of our phantom units, which are subject to equity classification, is based on the fair value of our units at the grant date. Compensation costs related to these awards, including amortization, for the three months ended March 31, 2013 and 2012 was $0.4 million and $0.3 million, respectively, which is classified as equity compensation expense in the condensed consolidated statements of operations and the non-cash portion in partners’ capital on the condensed consolidated balance sheets.
The total fair value of vested units at the time of vesting was $0.2 million and $0.4 million for the three months ended March 31, 2013 and 2012, respectively.
The total compensation cost related to unvested awards not yet recognized at March 31, 2013 and 2012 was $1.3 million and $2.4 million, respectively, and the weighted average period over which this cost is expected to be recognized as of March 31, 2013 is approximately 1.3 years.

Post-Employment Benefits	3 Months Ended
Mar. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Post-Employment Benefits
Post-Employment Benefits
We sponsor a contributory postretirement plan that provides medical, dental and life insurance benefits for qualifying U.S. retired employees (referred to as the “OPEB Plan”).
Components of Net Periodic (Benefit) Cost recognized in the Condensed Consolidated Statements of Operations

	OPEB Plan
	Three Months Ended
	March 31,
	2013	2012
	(in thousands)
Service cost	$1	1
Interest cost	4	4
Expected return on plan assets	(17)	(17)
Amortization of net (gain) loss	(6)	(9)
Net periodic (benefit) cost	$(18)	$(21)

Future contributions to the Plans
We expect to make contributions to the OPEB Plan for the year ending December 31, 2013 of $0.1 million.

Commitments and Contingencies	3 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Commitments and Contingencies
Environmental matters
We are subject to federal and state laws and regulations relating to the protection of the environment. Environmental risk is inherent to natural gas pipeline and processing operations and we could, at times, be subject to environmental cleanup and enforcement actions. We attempt to manage this environmental risk through appropriate environmental policies and practices to minimize any impact our operations may have on the environment.
Commitments and contractual obligations
Future non-cancellable commitments related to certain contractual obligations as of March 31, 2013 are presented below:

	Payments Due by Period (in thousands)
	Total	2013	2014	2015	2016	2017	Thereafter
Operating leases and service contracts	$2,210	$317	$447	$420	$176	$140	$710
Asset retirement obligations	8,329	—	—	—	7,867	—	462
Total	$10,539	$317	$447	$420	$8,043	$140	$1,172

Total expenses related to operating leases, asset retirement obligations, land site leases and right-of-way agreements were:

	Three Months Ended
	March 31,
	2013	2012
	(in thousands)
Operating leases	$219	$205
Asset retirement obligation	10	6
	$229	$211

Related-Party Transactions	3 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Related-Party Transactions
Related-Party Transactions
Employees of our general partner are assigned to work for us. Where directly attributable, the costs of all compensation, benefits expenses and employer expenses for these employees are charged directly by our general partner to American Midstream, LLC, which, in turn, charges the appropriate subsidiary. Our general partner does not record any profit or margin for the administrative and operational services charged to us. During the three months ended March 31, 2013 and 2012, administrative and operational services expenses of $2.7 million and $3.7 million, respectively, were charged to us by our general partner. For the three months ended March 31, 2013, our general partner incurred approximately $0.3 million of costs associated with certain business development activities.  If the business development activities result in a project that will be pursued and funded by the Partnership, we will reimburse our general partner for the business development costs related to that project.

Reporting Segments	3 Months Ended
Mar. 31, 2013
Segment Reporting [Abstract]
Reporting Segments
Reporting Segments
Our operations are located in the United States and are organized into two reporting segments: (1) Gathering and Processing and (2) Transmission.
Gathering and Processing
Our Gathering and Processing segment provides “wellhead-to-market” services, which include transporting raw natural gas from the wellhead through gathering systems, treating the raw natural gas, processing raw natural gas to separate the NGLs from the natural gas, performing fractionation and selling or delivering pipeline-quality natural gas and NGLs to various markets and pipeline systems, to producers of natural gas and oil.
Transmission
Our Transmission segment transports and delivers natural gas from producing wells, receipt points or pipeline interconnects for shippers and other customers, including local distribution companies, or LDCs, utilities and industrial, and commercial and power generation customers.
These segments are monitored separately by management for performance and are consistent with internal financial reporting. These segments have been identified based on the differing products and services, regulatory environment and the expertise required for these operations. Gross margin is a performance measure utilized by management to monitor the business of each segment.
The following tables set forth our segment information:

	Three Months Ended
	March 31,
	2013			2012
	Gathering and Processing	Transmission	Total	Gathering and Processing	Transmission	Total
	(in thousands)
Revenue	$45,224	$14,659	$59,883	$31,396	$13,138	$44,534
Segment gross margin (a)	8,481	3,995	12,476	8,542	4,018	12,560
Unrealized gain (loss) on commodity derivatives	(481)	—	(481)	323	—	323
Direct operating expenses	3,404	1,399	4,803	1,802	1,083	2,885
Selling, general and administrative expenses			3,425			3,329
Equity compensation expense			388			331
Depreciation and accretion expense			5,646			5,127
Gain (loss) on involuntary conversion of property, plant and equipment			421			—
Gain (loss) on sale of assets, net			—			—
Interest expense			1,731			757
Income (loss) from discontinued operations (b)			73			31
Net income (loss)			(3,398)			1,691
Less: Net income (loss) attributable to noncontrolling interests			155			—
Net income (loss) attributable to the Partnership			$(3,553)			$1,691

(a)
Segment gross margin for our Gathering and Processing segment consists of revenue less construction, operating and maintenance agreement (“COMA”) income, less purchases of natural gas, NGLs and condensate. Segment gross margin for our Transmission segment consists of revenue, less COMA income, less purchases of natural gas. Gross margin consists of the sum of the segment gross margin amounts for each of these segments. As an indicator of our operating performance, gross margin should not be considered an alternative to, or more meaningful than, net income or cash flow from operations as determined in accordance with GAAP. Our gross margin may not be comparable to a similarly titled measure of another company because other entities may not calculate gross margin in the same manner. Effective October 1, 2012, we changed our segment gross margin measure to exclude COMA income. For the three months ended March 31, 2013 and 2012, less than $0.1 million and $0.5 million in COMA income was excluded from our Gathering and Processing segment gross margin, respectively and less than $0.1 million and $0.7 million in COMA income was excluded from our Transmission segment gross margin, respectively.

(b)	Gain (loss) on discontinued operations impacts our Gathering and Processing segment.

Asset information, including capital expenditures, by segment is not included in reports used by our management in their monitoring of performance and therefore is not disclosed.

Subsidiary Guarantors	3 Months Ended
Mar. 31, 2013
Subsidiary Guarantors [Abstract]
Subsidiary Guarantors
Subsidiary Guarantors

The Partnership has filed a registration statement on Form S-3 with the SEC to register, among other securities, debt securities. The subsidiaries of the Partnership (the "Subsidiaries") will be co-registrants with the Partnership, and the registration statement will register guarantees of debt securities by one or more of the Subsidiaries (other than American Midstream Finance Corporation, a 100% owned subsidiary of the Partnership whose sole purpose is to act as co-issuer of such debt securities). The financial position and operations of the co-issuer are minor and therefore have been included with the Parent's financial information. As of June 30, 2012, the Subsidiaries were 100% owned by the Partnership and any guarantees by the Subsidiaries will be full and unconditional. Beginning July 1, 2012, the Subsidiaries have had an investment in the non-guarantor subsidiaries equal to a 87.4% undivided interest in its Chatom system. The Partnership has no assets or operations independent of the Subsidiaries, and there are no significant restrictions upon the ability of the Subsidiaries to distribute funds to the Partnership. In the event that more than one of the Subsidiaries provide guarantees of any debt securities issued by the Partnership, such guarantees will constitute joint and several obligations. None of the assets of the Partnership or the Subsidiaries represent restricted net assets pursuant to Rule 4-08(e)(3) of Regulation S-X under the Securities Act of 1933, as amended. For purposes of the following unaudited condensed consolidating financial information, the Partnership's investments in its Subsidiaries and the guarantor subsidiaries' investment in its 87.4% undivided interest in the Chatom system are presented in accordance with the equity method of accounting. The financial information may not necessarily be indicative of the financial position, results of operations, or cash flows had the subsidiary guarantors operated as independent entities. Condensed consolidating financial information for the Partnership, its combined guarantor subsidiaries and non-guarantor subsidiary as of March 31, 2013 and December 31, 2012 and for the three months ended March 31, 2013 is as follows:

	Condensed Consolidating Balance Sheet
	March 31, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(in thousands)
Assets
Current assets
Cash and cash equivalents	$1	$44	$—	$—	$45
Accounts receivable	—	1,243	—	—	1,243
Unbilled revenue	—	18,131	4,897	—	23,028
Risk management assets	—	488	—	—	488
Other current assets	—	3,742	504	—	4,246
Total current assets	1	23,648	5,401	—	29,050
Property, plant and equipment, net	—	162,721	59,366	—	222,087
Investment in subsidiaries	72,868	50,895	—	(123,763)	—
Other assets, net	—	5,293	—	—	5,293
Total assets	$72,869	$242,557	$64,767	$(123,763)	$256,430

Liabilities, Equity and Partners’ Capital
Current liabilities
Accounts payable	$—	$1,555	$2,089	$—	$3,644
Accrued gas purchases	—	14,483	3,876	—	18,359
Accrued expenses and other current liabilities	—	6,151	62	—	6,213
Current portion of long-term debt	—	1,118	—	—	1,118
Total current liabilities	—	23,307	6,027	—	29,334
Other liabilities	—	8,117	462	—	8,579
Long-term debt	—	138,265	—	—	138,265
Total liabilities	—	169,689	6,489	—	176,178
Partners' capital
Total partners' capital	72,869	72,868	50,895	(123,763)	72,869
Noncontrolling interest	$—	$—	$7,383	$—	$7,383
Total equity and partners' capital	72,869	72,868	58,278	(123,763)	80,252
Total liabilities, equity and partners' capital	$72,869	$242,557	$64,767	$(123,763)	$256,430

	Condensed Consolidating Balance Sheet
	December 31, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(in thousands)
Assets
Current assets
Cash and cash equivalents	$1	$575	$—	$—	$576
Accounts receivable	—	1,612	346	—	1,958
Unbilled revenue	—	18,102	3,410	—	21,512
Risk management assets	—	969	—	—	969
Other current assets	—	2,967	259	—	3,226
Total current assets	1	24,225	4,015	—	28,241
Property, plant and equipment, net	—	165,001	58,818	—	223,819
Investment in subsidiaries	80,164	51,613	—	(131,777)	—
Other assets, net	—	4,636	—	—	4,636
Total assets	$80,165	$245,475	$62,833	$(131,777)	$256,696

Liabilities, Equity and Partners’ Capital
Current liabilities
Accounts payable	$—	$5,100	$427	$—	$5,527
Accrued gas purchases	—	14,606	2,428	—	17,034
Accrued expenses and other current liabilities	—	9,150	469	—	9,619
Total current liabilities	—	28,856	3,324	—	32,180
Other liabilities	—	8,170	458	—	8,628
Long-term debt	—	128,285	—	—	128,285
Total liabilities	—	165,311	3,782	—	169,093
Partners' capital
Total partners' capital	80,165	80,164	51,613	(131,777)	80,165
Noncontrolling interest	—	—	7,438	—	7,438
Total equity and partners' capital	80,165	80,164	59,051	(131,777)	87,603
Total liabilities, equity and partners' capital	$80,165	$245,475	$62,833	$(131,777)	$256,696

	Condensed Consolidating Statements of Operations
	Three months ended March 31, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(in thousands)
Revenue	$—	$48,198	$13,648	$(1,963)	$59,883
Unrealized gains (loss) on commodity derivatives	—	(481)	—	—	(481)
Total revenue	—	47,717	13,648	(1,963)	59,402
Operating expenses:
Purchases of natural gas, NGLs and condensate	—	38,346	10,918	(1,963)	47,301
Direct operating expenses	—	3,718	1,085	—	4,803
Selling, general and administrative expenses	—	3,425	—	—	3,425
Equity compensation expense	—	388	—	—	388
Depreciation and accretion expense	—	5,232	414	—	5,646
Total operating expenses	—	51,109	12,417	(1,963)	61,563
Gain (loss) on involuntary conversion of property, plant and equipment	—	421	—	—	421
Operating income (loss)	—	(2,971)	1,231	—	(1,740)
Other income (expenses):
Earnings from consolidated affiliates	(3,553)	1,076	—	2,477	—
Interest expense	—	(1,731)	—	—	(1,731)
Net income (loss) from continuing operations	(3,553)	(3,626)	1,231	2,477	(3,471)
Discontinued operations
Income (loss) from operations of disposal groups	—	73	—	—	73
Net income (loss)	(3,553)	(3,553)	1,231	2,477	(3,398)
Net income (loss) attributable to noncontrolling interests	—	—	155	—	155
Net income (loss) attributable to the Partnership	$(3,553)	$(3,553)	$1,076	$2,477	$(3,553)

	Condensed Consolidating Statements of Cash Flows
	Three months ended March 31, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(in thousands)

Net cash provided (used) in operating activities	$—	$(127)	$1,230	$—	$1,103
Cash flows from investing activities
Additions to property, plant and equipment	—	(7,995)	(57)	—	(8,052)
Proceeds from property damage insurance recoveries	—	560	—	—	560
Net contributions from affiliates	4,044	—	—	(4,044)	—
Net cash provided (used) in investing activities	4,044	(7,435)	(57)	(4,044)	(7,492)
Cash flows from financing activities
Net distributions to affiliates	—	(3,081)	(963)	4,044	—
Unit holder distributions	(4,044)	—	—	—	(4,044)
Net distributions to noncontrolling interest owners	—	—	(210)	—	(210)
LTIP tax netting unit repurchase	—	(74)	—	—	(74)
Payments for deferred debt issuance costs	—	(912)	—	—	(912)
Payments on other debt	—	(358)	—	—	(358)
Borrowings on other debt	—	1,476	—	—	1,476
Payments on long-term debt	—	(17,585)	—	—	(17,585)
Borrowings on long-term debt	—	27,565	—	—	27,565
Net cash provided (used) in financing activities	(4,044)	7,031	(1,173)	4,044	5,858
Net increase (decrease) in cash and cash equivalents	—	(531)	—	—	(531)
Cash and cash equivalents
Beginning of period	1	575	—	—	576
End of period	$1	$44	$—	$—	$45
Supplemental cash flow information
Interest payments	$—	$1,487	$—	$—	$1,487
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment	$—	$(3,977)	$—	$—	$(3,977)

Liquidity	3 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Liquidity
Liquidity
We are required to comply with certain financial covenants and ratios in our credit facility. As of December 31, 2012, the total leverage ratio test, one of the primary financial covenants that we are required to maintain under our credit facility, was not to exceed 4.50 times. At December 31, 2012, our total indebtedness was approximately $130.9 million, which caused our total leverage to EBITDA ratio to be approximately 5.70-to-1. As a result, on December 26, 2012, the Partnership entered into the Third Amendment and Waiver to Credit Agreement, dated as of December 26, 2012 (the “Third Amendment”). The Third Amendment provided for a waiver of the Partnership's compliance with the Consolidated Total Leverage Ratio with respect to the quarter ending December 31, 2012 and for one month thereafter. The Third Amendment also requires the Partnership to provide certain financial and operating information of the Partnership on a monthly basis for 2013 and for any month after 2013 in which the Consolidated Total Leverage Ratio of the Partnership is in excess of 4.00 to 1.00. The remaining material terms and conditions of the senior secured revolving credit facility, including pricing, maturity and covenants, remained unchanged by the Third Amendment.
On January 24, 2013, the Partnership entered into the second waiver to the credit facility that extended the waiver period with respect to the Consolidated Total Leverage Ratio to March 31, 2013 (and subsequently extended to April 16, 2013). Additional covenants during the waiver period included i) total outstanding borrowings under the credit facility shall not exceed $150,000,000; ii) restrictions on certain acquisitions; iii) an increase to the Eurodollar rate by 0.50%; iv) additional fees of 0.125% of the principal amount on each of February 28, 2013 and March 31, 2013; and v) execution of a compliance certificate.
On April 15, 2013, we repaid approximately $12.5 million in outstanding borrowings under the credit agreement and entered into the Fourth Amendment in connection with the ArcLight Transaction (see Note 17 - Subsequent Events for further information). As a result, we had approximately $130 million of outstanding borrowings as of April 15, 2013 and approximately $45 million of available borrowing capacity as a result of the reduction of our borrowing capacity to a total of $175 million as described below. Until the quarter ending June 30, 2013, we will not be required to meet a Consolidated Leverage Ratio under our June 2012 amended credit facility as amended to date. We expect that we will have availability under our June 2012 amended credit facility and be able to meet the Fourth Amendment's Consolidated Leverage Ratio once it is reinstated on June 30, 2013, but there can be no assurance that will be the case or what that availability might be. The Fourth Amendment:

•	The consummation of the ArcLight Transactions and the PIK Distribution according to the terms of the Amended Partnership Agreement are permitted;

•
Commencing on October 1, 2013, the aggregate commitments of the lenders under the credit agreement will be reduced to $175 million unless before such date AIM Midstream Holdings makes an equity contribution to the Partnership of $12.5 million that is used to repay borrowings under the credit facility by October 1, 2013;

•
The total outstanding borrowings under the credit agreement are limited to $175 million until such equity contribution by AIM Midstream Holdings and debt repayment has occurred, at which time the maximum permitted borrowings under the credit agreement will be raised to $200 million;

•	The margins relating to our (i) Eurodollar-based loans range from 2.50% to 4.75% depending on the Consolidated Total Leverage ratio then in effect, and (ii) base rate loans range from 1.5% to 3.75%;

•	The definition of Consolidated Total Indebtedness will not include the Series A Preferred Units or certain unsecured surety bonds relating to the High Point Assets;

•	The definition of Consolidated EBITDA (the consolidated EBITDA for the quarters ending June 30 and September 30, 2013 will be annualized for purposes of the Consolidated Total Leverage Ratio) will:

◦	include, on a pro forma basis, the consolidated EBITDA of the High Point Subsidiaries as if they were owned by the Partnership beginning on January 1, 2013;

◦	exclude any insurance proceeds attributable to any event occurring prior to January 1, 2013; and

◦	exclude any one-time, non-recurring transaction expenses of the Partnership incurred in connection with the ArcLight Transactions or the Fourth Amendment.

•
During the period that commenced with the quarter ended March 31, 2013 and that ends with the quarter ending December 31, 2013, unless the Partnership has permanently canceled at least 20% of the number of subordinated units outstanding on April 15, 2013, the Partnership must reduce any quarterly cash distribution on either its subordinated units or Series A Preferred Units (at the Partnership's election) by an aggregate of $0.4 million per quarter, and such reduction may not be replaced by in-kind distributions of Partnership securities;

•	The maximum Consolidated Total Leverage Ratio permitted as of the end of any fiscal quarter cannot exceed the ratio set forth below:

Fiscal Quarter Ending	Consolidated Total Leverage Ratio
June 30, 2013	5.90:1.00
September 30, 2013	5.90:1.00
December 31, 2013	5.75:1.00
March 31, 2014	5.75:1.00
June 30, 2014	5.75:1.00
September 30, 2014	5.50:1.00
December 31, 2014	5.25:1.00
March 31, 2015 and each fiscal quarter thereafter	4.50:1.00

•
The Partnership agrees to cooperate with and pay the fees and expenses incurred by Bank of America, N.A., the administrative agent for the credit agreement, in connection with its engagement of FTI Consulting to advise and assist it in an assessment of the Partnership's financial condition; and

•
The lenders permanently waived the Partnership's failure to comply with covenants relating to the Partnership's Consolidated Total Leverage Ratio for the quarters ended December 31, 2012 and March 31, 2013. As of April 15, 2013, we had approximately $130 million of outstanding borrowings and approximately $45 million of available borrowing capacity as a result of the reduction of our borrowing capacity to a total of $175 million as described herein. Until June 30, 2013, we will not be required to meet a Consolidated Leverage Ratio under our June 2012 amended credit facility. We expect that we will have availability under our June 2012 amended credit facility and be able to meet the Fourth Amendment's Consolidated Leverage Ratio once it is reinstated on June 30, 2013, but there can be no assurance that will be the case or what that availability might be.

The Partnership believes that the consummation of the ArcLight Transactions will allow it to comply with the Consolidated Total Leverage to EBTIDA ratio in the Fourth Amendment to our June 2012 amended credit agreement. However, no assurances can be given that the Partnership's results of operations following the ArcLight Transactions will allow us to comply with financial covenants of the Fourth Amendment. If we are not able to generate sufficient cash flows from operations to comply with the financial covenants in the Fourth Amendment and we are not able enter into an agreement to refinance or obtain covenant default waivers, then the outstanding balance under our credit facility could become due and payable upon acceleration by the lenders in our banking group and other agreements with cross-default provisions,if any, could become due. In addition, failure to comply with any of the covenants under our Fourth Amendment could adversely affect our ability to fund ongoing operations and growth capital requirements as well as our ability to pay distributions to our unitholders.

Subsequent Events	3 Months Ended
Mar. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
Distribution
On April 26, 2013, we announced a distribution of $0.4325 per unit payable on May 15, 2013 to unitholders of record on May 7, 2013 amounting to $3.7 million.
ArcLight Transactions
Purchase Agreement
On April 15, 2013, AIM Midstream Holdings and High Point entered into a Purchase Agreement, pursuant to which High Point purchased from AIM Midstream Holdings all of the Partnership's 4,526,066 subordinated units and 90% of the limited liability company interests in our general partner. The transactions contemplated by the Purchase Agreement were consummated on April 15, 2013. Of the cash consideration paid to AIM Midstream Holdings, $12.5 million is being held in escrow until its release upon satisfaction of certain conditions.
Contribution Agreement
On April 15, 2013, the Partnership and High Point entered into a Contribution Agreement, pursuant to which High Point contributed to us 100% of the limited liability company interests in certain of its subsidiaries that own midstream assets located in southern and offshore Louisiana (the “High Point Assets”) and $15 million in cash in exchange for 5,142,857 newly issued Series A Preferred Units. Of the $15.0 million cash consideration paid by High Point, approximately $2.5 million was used to pay certain transaction expenses of High Point, and the remaining approximately $12.5 million was used to repay borrowings outstanding under the Partnership's credit facility in connection with the Fourth Amendment. The transactions contemplated by the Contribution Agreement were consummated on April 15, 2013.
Third Amended & Restated Agreement of Limited Partnership
On April 15, 2013, our general partner entered into the Third Amended & Restated Agreement of Limited Partnership (the “Amended Partnership Agreement”) of the Partnership providing for the creation and designation of the rights, preferences, terms and conditions of the Series A Preferred Units.
Under the terms of the Amended Partnership Agreement, during the period that commences with the quarter that ends on June 30, 2013 and ending with the earlier of the quarter that includes a conversion of the Series A Preferred Units and the quarter beginning October 1, 2014 (the “Coupon Conversion Quarter”), the Series A Preferred Units will each receive quarterly distributions (the “Series A Quarterly Distributions”) in an amount equal to (i) 0.01428571 of additional Series A Preferred Units (subject to customary anti-dilution adjustments) (the "PIK Distribution") and (ii) $0.25 in cash (with the additional Series A Preferred Units and cash portion relating to the quarter ending June 30, 2013 being prorated based on the number of days in such quarter that follow the date on which the Series A Preferred Units were issued). Commencing with the Coupon Conversion Quarter, the Series A Preferred Units will receive the Series A Quarterly Distributions in an amount equal to the greater of (a) the amount of aggregate distributions that would be payable had such Series A Preferred Units converted into Common Units and (b) a fixed rate of 0.023571428 multiplied by the conversion price, which will initially be $17.50 per Series A Preferred Unit (subject to customary anti-dilution adjustments) (the “Conversion Price”), paid in arrears within 45 days after the end of each quarter and prior to distributions with respect to the common units and subordinated units. The record date for the determination of holders entitled to receive Series A Quarterly Distributions will be the same as the record date for determination of common unit holders entitled to receive quarterly distributions.
If we fail to pay in full any Series A Quarterly Distribution, the amount of such unpaid distribution will accrue, accumulate and bear interest at a rate of 6.0% per annum from the first day of the quarter immediately following the quarter for which such distribution is due until paid in full.
The Series A Preferred Units have voting rights that are identical to the voting rights of the common units and will vote with the common units as a single class, with each Series A Preferred Unit entitled to one vote for each common unit into which such Series A Preferred Unit is convertible. The Series A Preferred Units also have separate class voting rights on any matter, including a merger, consolidation or business combination, that adversely affects, amends or modifies any of the rights, preferences, privileges or terms of the Series A Preferred Units. Moreover, the general partner may not take any of the following actions without the prior written consent of High Point or any of its affiliates, as long as High Point or such affiliates together hold at least 50% of the Series A Preferred Units and Subordinated Units held by High Point immediately following the issuance of the Series A Preferred Units on April 15, 2013:

•
cause or permit us to invest in, or dispose of, the equity securities or debt securities of any person or otherwise acquire or dispose of any interest in any person, to acquire or dispose of interest in any joint venture or partnership or any similar arrangement with any person, or to acquire or dispose of assets of any person, or to make any capital expenditure (other than maintenance capital expenditures), or to make any loan or advance to any person if the total consideration (including cash, equity issued and debt assumed) paid or payable, or received or receivable, by us exceeds $15,000,000 in any one or series of related transactions or in the aggregate exceeds $50,000,000 in any twelve-month period;

•
cause or permit us to (i) incur, create or guarantee any indebtedness that exceeds (x) $75,000,000 in any one or series of related transactions to the extent the proceeds of such financing are used to refinance our existing indebtedness, or (y) $25,000,000 in any twelve-month period to the extent such indebtedness increases our aggregate indebtedness or (ii) incur, create or guarantee any indebtedness with a yield to maturity exceeding ten percent (10)%;

•	authorize or permit the purchase, redemption or other acquisition of Partnership interests (or any options, rights, warrants or appreciation rights relating to the Partnership interests) by us;

•
select or dismiss, or enter into any employment agreement or amendment of any employment agreement of, the chief executive officer and the chief financial officer of the Partnership or its subsidiary, American Midstream, LLC;

•
enter into any agreement or effect any transaction between us or any of our subsidiaries, on the one hand, and any affiliate of the Partnership or the general partner, on the other hand, other than any transaction in the ordinary course of business and determined by the board of directors of the general partner to be on an arm's length basis; or

•	cause or permit us or any of our subsidiaries to enter into any agreement or make any commitment to do any of the foregoing.
The Series A Preferred Units are convertible in whole or in part into common units at any time after January 1, 2014 or, prior to that date, with the consent of the required lenders under the June 2012 amended credit agreement, at the holder's election. The number of common units into which a Series A Preferred Unit is convertible will be an amount equal to (i) the sum of $17.50 and all accrued and accumulated but unpaid distributions, divided by (ii) the Conversion Price, which will initially be $17.50 per Series A Preferred Unit (subject to customary anti-dilution adjustments) (the “Conversion").
In the event that the Partnership issues, sells or grants any common units or convertible securities at an indicative per Common Unit price that is less than $17.50 (subject to customary anti-dilution adjustments), then the Conversion Rate will be adjusted according to a formula to provide an increase in the number of common units into which Series A Preferred Units are convertible.
Prior to the consummation of any recapitalization, reorganization, consolidation, merger, spin-off or other business combination in which the holders of common units are to receive securities, cash or other assets (a “Partnership Event”), we are obligated to make an irrevocable written offer, subject to consummation of the Partnership Event, to each holder of Series A Preferred Units to redeem all (but not less than all) of such holder's Series A Preferred Units for a price per Series A Preferred Unit payable in cash equal to the greater of:

•	the sum of $17.50 and all accrued and accumulated but unpaid distributions for each Series A Preferred Unit; and

•	an amount equal to the product of:
(i) the number of common units into which each Series A Preferred Unit is convertible; and
(ii) the sum of:
(A) the cash consideration per common unit to be paid to the holders of common units pursuant to the Partnership Event, plus
(B) the fair market value per common unit of the securities or other assets to be distributed to the holders of the common units pursuant to the Partnership Event.
Upon receipt of such a redemption offer from us, each holder of Series A Preferred Units may elect to receive such cash amount or a preferred security issued by the person surviving or resulting from such Partnership Event and containing provisions substantially equivalent to the provisions set forth in the Amended Partnership Agreement with respect to the Series A Preferred Units without material abridgement.
Upon any liquidation and winding up of the Partnership or the sale of substantially all of the assets of the Partnership, the holders of Series A Preferred Units generally will be entitled to receive, in preference to the holders of any of the Partnership's other securities, an amount equal to the sum of the $17.50 multiplied by the number of Series A Preferred Units owned by such holders, plus all accrued but unpaid distributions on such Series A Preferred Units.
Change of Control of the General Partner and the Partnership
Through the acquisition of the 90% interest in our general partner, the acquisition of all of our 4,526,066 subordinated units and the issuance of the 5,142,857 Series A Units, High Point acquired control of our general partner and a majority of our outstanding limited partner interests.

Organization and Basis of Presentation (Policies)	3 Months Ended
Mar. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business
Nature of business
American Midstream Partners, LP (the “Partnership”) was formed on August 20, 2009 (“date of inception”) as a Delaware limited partnership for the purpose of acquiring and operating certain natural gas pipeline and processing businesses. We provide natural gas gathering, treating, processing, fractionating, marketing and transportation services primarily in the Gulf Coast and Southeast regions of the United States. We hold our assets in a series of wholly owned limited liability companies as well as a limited partnership. Our capital accounts consist of general partner interests and limited partner interests.
Our interstate natural gas pipeline assets transport natural gas through the Federal Energy Regulatory Commission (“FERC”) regulated interstate natural gas pipelines in Louisiana, Mississippi, Alabama and Tennessee. Our interstate pipelines include:

•
American Midstream (Midla), LLC, which owns and operates approximately 370 miles of interstate pipeline that runs from the Monroe gas field in northern Louisiana south through Mississippi to Baton Rouge, Louisiana.

•
American Midstream (AlaTenn), LLC, which owns and operates approximately 295 miles of interstate pipeline that runs through the Tennessee River Valley from Selmer, Tennessee to Huntsville, Alabama and serves an eight-county area in Alabama, Mississippi and Tennessee.

ArcLight Transactions
On April 15, 2013, the Partnership, our general partner and AIM Midstream Holdings, LLC, an affiliate of American Infrastructure MLP Fund, entered into agreements (the "ArcLight Transactions") with High Point Infrastructure Partners, LLC, an affiliate of ArcLight Capital Partners, LLC (“High Point”), pursuant to which High Point (i) acquired 90% of our general partner and all of our subordinated units from AIM Midstream Holdings and (ii) contributed certain midstream assets and $15.0 million in cash to us in exchange for 5,142,857 convertible preferred units (the “Series A Preferred Units”) issued by the Partnership.  As a result of these transactions, which were also consummated on April 15, 2013, High Point acquired both control of our general partner and a majority of our outstanding limited partner interests.  The midstream assets contributed by High Point consist of approximately 700 miles of natural gas and liquids pipeline assets located in southeast Louisiana and the shallow water and deep shelf Gulf of Mexico. These midstream assets gather natural gas from both onshore and offshore producing regions around southeast Louisiana. The onshore footprint is Plaquemines and St. Bernard's Parish, LA. The offshore footprint consists of the following federal Gulf of Mexico zones: Mississippi Canyon, Viosca Knoll, West Delta, Main Pass, South Pass and Breton Sound. Natural gas is collected at more than 75 receipt points that connect to hundreds of wells targeting various geological zones in water depths up to 1,000 feet, with an emphasis on oil and liquids-rich reservoirs. The High Point midstream assets are comprised of FERC-regulated transmission assets and non-jurisdictional gathering assets, both of which accept natural gas from well production and interconnected pipeline systems. High Point delivers the natural gas to the Toca Gas Processing Plant, operated by Enterprise, where the products are processed and the residue gas sent to an unaffiliated interstate system owned by Kinder Morgan. See Note 17 "Subsequent Events" for further information.

The Partnership believes that the consummation of the ArcLight Transactions will allow it to comply with the Consolidated Total Leverage to EBTIDA ratio in the Fourth Amendment to our June 2012 amended credit agreement ("Fourth Amendment"). However, no assurances can be given that the Partnership's results of operations following the ArcLight Transactions will allow us to comply with financial covenants of the Fourth Amendment. If we are not able to generate sufficient cash flows from operations to comply with the financial covenants in the Fourth Amendment and we are not able enter into an agreement to refinance or obtain covenant default waivers, then the outstanding balance under our credit facility could become due and payable upon acceleration by the lenders in our banking group and other agreements with cross-default provisions,if any, could become due. In addition, failure to comply with any of the covenants under our Fourth Amendment could adversely affect our ability to fund ongoing operations and growth capital requirements as well as our ability to pay distributions to our unitholders. See Note 16 "Liquidity" for further information.

Basis of Presentation
Basis of Presentation
These unaudited condensed consolidated financial statements have been prepared in accordance with GAAP for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. The year-end balance sheet data was derived from audited financial statements but does not include disclosures required by GAAP for annual periods. The information furnished herein reflects all normal recurring adjustments which are, in the opinion of management, necessary for a fair statement of financial position as of March 31, 2013, and December 31, 2012, condensed consolidated statement of operations for the three months ended March 31, 2013 and 2012, statement of comprehensive income for the three months ended March 31, 2013 and 2012, statement of changes in partners’ capital and noncontrolling interest for the three months ended March 31, 2013 and 2012, and statements of cash flows for the three months ended March 31, 2013 and 2012.
Our financial results for the three months ended March 31, 2013 are not necessarily indicative of the results that may be expected for the full year ending December 31, 2013. These unaudited condensed consolidated financial statements should be read in conjunction with our consolidated financial statements and notes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2012 (“Annual Report”) filed on April 16, 2013.
Recast of Financial Information for Discontinued Operations
In the second quarter of 2013, the Partnership's management was approved to commit to a plan to sell certain non-strategic gathering and processing assets which meet specific criteria as held for sale. As a result of the planned divestiture of these non-strategic midstream assets, we began accounting for the results of operations of these disposal groups as discontinued operations.
As a result of classifying the change in classification of the assets, the Partnership has recast certain historical information to reflect the results of operations of the disposal groups as discontinued operations, including the Condensed Consolidated Statements of Operations and information within Notes 14, 15 and 18.

Consolidation Policy	Consolidation Policy
Use of Estimates
Use of Estimates
When preparing financial statements in conformity with GAAP, management must make estimates and assumptions based on information available at the time. These estimates and assumptions affect the reported amounts of assets, liabilities, revenues and expenses, as well as the disclosures of contingent assets and liabilities as of the date of the financial statements. Estimates and judgments are based on information available at the time such estimates and judgments are made. Adjustments made with respect to the use of these estimates and judgments often relate to information not previously available. Uncertainties with respect to such estimates and judgments are inherent in the preparation of financial statements. Estimates and judgments are used in, among other things (1) estimating unbilled revenues, product purchases and operating and general and administrative costs, (2) developing fair value assumptions, including estimates of future cash flows and discount rates, (3) analyzing long-lived assets for possible impairment, (4) estimating the useful lives of assets and (5) determining amounts to accrue for contingencies, guarantees and indemnifications. Actual results, therefore, could differ materially from estimated amounts.

Acquisitions Acquisitions (Tables)	3 Months Ended
Mar. 31, 2013
Business Acquisition, Pro Forma Information [Abstract]
Business Acquisition, Pro Forma Consolidated Information [Table Text Block]
The following table presents unaudited pro forma consolidated information of the Partnership, adjusted for the acquisition of the Chatom system, as if the acquisition had occurred on January 1, 2011:

(unaudited, in thousands)	Three months ended March 31, 2012
Revenue	$66,517
Net income (loss)	$2,546
Limited partners’ net income (loss) per unit	$0.26

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table presents the fair value of consideration transferred to acquire the Chatom system and the amounts of identified assets acquired and liabilities assumed at the acquisition date, as well as the fair value of the 12.6% noncontrolling interest in the Chatom system at the acquisition date:

(in thousands)
Cash	$51,377
Recognized amounts of identifiable assets acquired and liabilities assumed:
Unbilled revenue	$4,535
Property, plant and equipment	58,279
Asset retirement cost	452
Accounts payable	(399)
Accrued gas purchases	(3,631)
Asset retirement obligations	(452)
Noncontrolling interest	(7,407)
Total identifiable net assets	$51,377

Concentration of Credit Risk and Trade Accounts Receivable (Tables)	3 Months Ended
Mar. 31, 2013
Risks and Uncertainties [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
The following table summarizes the percentage of revenue earned from those customers that exceed 10% or greater of the Partnership's consolidated revenue in the consolidated statement of operations for the each of the periods presented below:

	Three Months Ended March 31,
	2013	2012
Customer A	30%	34%
Customer B	15%	—%
Customer C	12%	19%
Customer D	12%	14%
Other	31%	33%
Total	100%	100%

Derivatives (Tables)	3 Months Ended
Mar. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Realized and unrealized gains (losses) with commodity and interst rate derivative instruments
For the three months ended March 31, 2013 and 2012, respectively, the realized and unrealized gains (losses) associated with our commodity derivative instruments were recorded in our condensed consolidated statements of operations, under the captions as follows:

	Gain (loss) on derivatives
Statement of Operations Classification	Realized	Unrealized
	(in thousands)
Three months ended March 31, 2013
Revenue	$176	$—
Unrealized gain (loss) on commodity derivatives	—	(481)
Total	$176	$(481)
Three months ended March 31, 2012
Revenue	$(55)	$—
Unrealized gain (loss) on commodity derivatives	—	323
Total	$(55)	$323

Fair value associated with commodity derivative instruments
As of March 31, 2013 and December 31, 2012, the fair value associated with our commodity derivative instruments were recorded in our condensed consolidated balance sheets, under the captions as follows:

(in thousands)	Gross Derivative Assets		Gross Derivative Liabilities		Net Amount of Derivative Assets and Liabilities	Net Amount of Derivative Assets and Liabilities
Balance Sheet Classification	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012

Risk management assets	$1,221	$1,889	$(733)	$(920)	$488	$969
Risk management assets - long term	—	—	—	—	—	—
Total	$1,221	$1,889	$(733)	$(920)	$488	$969

Risk management liabilities	$—	$—	$—	$—	$—	$—
Risk management liabilities - long term	—	—	—	—	—	—
Total	$—	$—	$—	$—	$—	$—

Fair Value Measurement (Tables)	3 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Fair value of financial instruments
Fair Value of Financial Instruments
The following table sets forth by level within the fair value hierarchy, our net derivative assets (liabilities) that were measured at fair value on a recurring basis as of March 31, 2013 and December 31, 2012:

	Carrying Amount	Estimated Fair Value
		Level 1	Level 2	Level 3	Total
		(in thousands)
Commodity derivative asset (liability), net
March 31, 2013	$488	$—	$488	$—	$488
December 31, 2012	$969	$—	$969	$—	$969

Property, Plant and Equipment (Tables)	3 Months Ended
Mar. 31, 2013
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net
Property, plant and equipment, net, as of March 31, 2013 and December 31, 2012 were as follows:

	Useful Life	March 31, 2013	December 31, 2012
	(in years)	(in thousands)
Land		$2,254	$2,254
Construction in progress		3,856	5,053
Buildings and improvements	4 to 40	1,567	1,432
Processing and treating plants	8 to 40	98,133	98,106
Pipelines	5 to 40	168,094	163,447
Compressors	4 to 20	9,085	8,957
Equipment	8 to 20	4,908	4,785
Computer software	5	2,011	1,950
Total property, plant and equipment		289,908	285,984
Accumulated depreciation		(67,821)	(62,165)
Property, plant and equipment, net		$222,087	$223,819

Long-Term Debt (Tables)	3 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Outstanding borrowings under the credit facility
Our outstanding borrowings under debt at March 31, 2013 and December 31, 2012, respectively, were:

	March 31, 2013	December 31, 2012
	(in thousands)
Revolving loan facility	$138,265	$128,285
Other debt	1,118	—
	139,383	128,285
Less: current portion	1,118	—
	$138,265	$128,285

Partners' Capital (Tables)	3 Months Ended
Mar. 31, 2013
Equity [Abstract]
numbers of units outstanding
The numbers of units outstanding as of March 31, 2013 and December 31, 2012, respectively, were as follows:

	March 31, 2013	December 31, 2012
	(in thousands)
Limited partner common units	4,645	4,639
Limited partner subordinated units	4,526	4,526
General partner units	185	185

Long-Term Incentive Plan (Tables)	3 Months Ended
Mar. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Table summarizes our unit-based awards
The following table summarizes our unit-based awards for each of the periods indicated, in units:

	Three Months Ended
	March 31,
	2013	2012
	(in thousands)
Outstanding at beginning of period	90,938	162,860
Granted	23,921	—
Forfeited	(2,427)	—
Vested	(10,483)	(20,308)
Outstanding at end of period	101,949	142,552
Fair value per unit	$13.36 to $21.40	$14.70 to $19.69

Post-Employment Benefits (Tables)	3 Months Ended
Mar. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Cost recognized in Unaudited Condensed Consolidated Statements of Operations

	OPEB Plan
	Three Months Ended
	March 31,
	2013	2012
	(in thousands)
Service cost	$1	1
Interest cost	4	4
Expected return on plan assets	(17)	(17)
Amortization of net (gain) loss	(6)	(9)
Net periodic (benefit) cost	$(18)	$(21)

Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Future non-cancelable commitments related to certain contractual obligations
Future non-cancellable commitments related to certain contractual obligations as of March 31, 2013 are presented below:

	Payments Due by Period (in thousands)
	Total	2013	2014	2015	2016	2017	Thereafter
Operating leases and service contracts	$2,210	$317	$447	$420	$176	$140	$710
Asset retirement obligations	8,329	—	—	—	7,867	—	462
Total	$10,539	$317	$447	$420	$8,043	$140	$1,172

Total expenses related to operating leases, asset retirement obligations, land site leases and right-of-way agreements
Total expenses related to operating leases, asset retirement obligations, land site leases and right-of-way agreements were:

	Three Months Ended
	March 31,
	2013	2012
	(in thousands)
Operating leases	$219	$205
Asset retirement obligation	10	6
	$229	$211

Reporting Segments (Tables)	3 Months Ended
Mar. 31, 2013
Segment Reporting [Abstract]
Segment information
The following tables set forth our segment information:

	Three Months Ended
	March 31,
	2013			2012
	Gathering and Processing	Transmission	Total	Gathering and Processing	Transmission	Total
	(in thousands)
Revenue	$45,224	$14,659	$59,883	$31,396	$13,138	$44,534
Segment gross margin (a)	8,481	3,995	12,476	8,542	4,018	12,560
Unrealized gain (loss) on commodity derivatives	(481)	—	(481)	323	—	323
Direct operating expenses	3,404	1,399	4,803	1,802	1,083	2,885
Selling, general and administrative expenses			3,425			3,329
Equity compensation expense			388			331
Depreciation and accretion expense			5,646			5,127
Gain (loss) on involuntary conversion of property, plant and equipment			421			—
Gain (loss) on sale of assets, net			—			—
Interest expense			1,731			757
Income (loss) from discontinued operations (b)			73			31
Net income (loss)			(3,398)			1,691
Less: Net income (loss) attributable to noncontrolling interests			155			—
Net income (loss) attributable to the Partnership			$(3,553)			$1,691

(a)
Segment gross margin for our Gathering and Processing segment consists of revenue less construction, operating and maintenance agreement (“COMA”) income, less purchases of natural gas, NGLs and condensate. Segment gross margin for our Transmission segment consists of revenue, less COMA income, less purchases of natural gas. Gross margin consists of the sum of the segment gross margin amounts for each of these segments. As an indicator of our operating performance, gross margin should not be considered an alternative to, or more meaningful than, net income or cash flow from operations as determined in accordance with GAAP. Our gross margin may not be comparable to a similarly titled measure of another company because other entities may not calculate gross margin in the same manner. Effective October 1, 2012, we changed our segment gross margin measure to exclude COMA income. For the three months ended March 31, 2013 and 2012, less than $0.1 million and $0.5 million in COMA income was excluded from our Gathering and Processing segment gross margin, respectively and less than $0.1 million and $0.7 million in COMA income was excluded from our Transmission segment gross margin, respectively.

Subsidiary Guarantors (Tables)	3 Months Ended
Mar. 31, 2013
Subsidiary Guarantors [Abstract]
Schedule of Condensed Consolidating Balance Sheet

	Condensed Consolidating Balance Sheet
	March 31, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(in thousands)
Assets
Current assets
Cash and cash equivalents	$1	$44	$—	$—	$45
Accounts receivable	—	1,243	—	—	1,243
Unbilled revenue	—	18,131	4,897	—	23,028
Risk management assets	—	488	—	—	488
Other current assets	—	3,742	504	—	4,246
Total current assets	1	23,648	5,401	—	29,050
Property, plant and equipment, net	—	162,721	59,366	—	222,087
Investment in subsidiaries	72,868	50,895	—	(123,763)	—
Other assets, net	—	5,293	—	—	5,293
Total assets	$72,869	$242,557	$64,767	$(123,763)	$256,430

Liabilities, Equity and Partners’ Capital
Current liabilities
Accounts payable	$—	$1,555	$2,089	$—	$3,644
Accrued gas purchases	—	14,483	3,876	—	18,359
Accrued expenses and other current liabilities	—	6,151	62	—	6,213
Current portion of long-term debt	—	1,118	—	—	1,118
Total current liabilities	—	23,307	6,027	—	29,334
Other liabilities	—	8,117	462	—	8,579
Long-term debt	—	138,265	—	—	138,265
Total liabilities	—	169,689	6,489	—	176,178
Partners' capital
Total partners' capital	72,869	72,868	50,895	(123,763)	72,869
Noncontrolling interest	$—	$—	$7,383	$—	$7,383
Total equity and partners' capital	72,869	72,868	58,278	(123,763)	80,252
Total liabilities, equity and partners' capital	$72,869	$242,557	$64,767	$(123,763)	$256,430

	Condensed Consolidating Balance Sheet
	December 31, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(in thousands)
Assets
Current assets
Cash and cash equivalents	$1	$575	$—	$—	$576
Accounts receivable	—	1,612	346	—	1,958
Unbilled revenue	—	18,102	3,410	—	21,512
Risk management assets	—	969	—	—	969
Other current assets	—	2,967	259	—	3,226
Total current assets	1	24,225	4,015	—	28,241
Property, plant and equipment, net	—	165,001	58,818	—	223,819
Investment in subsidiaries	80,164	51,613	—	(131,777)	—
Other assets, net	—	4,636	—	—	4,636
Total assets	$80,165	$245,475	$62,833	$(131,777)	$256,696

Liabilities, Equity and Partners’ Capital
Current liabilities
Accounts payable	$—	$5,100	$427	$—	$5,527
Accrued gas purchases	—	14,606	2,428	—	17,034
Accrued expenses and other current liabilities	—	9,150	469	—	9,619
Total current liabilities	—	28,856	3,324	—	32,180
Other liabilities	—	8,170	458	—	8,628
Long-term debt	—	128,285	—	—	128,285
Total liabilities	—	165,311	3,782	—	169,093
Partners' capital
Total partners' capital	80,165	80,164	51,613	(131,777)	80,165
Noncontrolling interest	—	—	7,438	—	7,438
Total equity and partners' capital	80,165	80,164	59,051	(131,777)	87,603
Total liabilities, equity and partners' capital	$80,165	$245,475	$62,833	$(131,777)	$256,696

Schedule of Condensed Consolidating Statements of Operations

	Condensed Consolidating Statements of Operations
	Three months ended March 31, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(in thousands)
Revenue	$—	$48,198	$13,648	$(1,963)	$59,883
Unrealized gains (loss) on commodity derivatives	—	(481)	—	—	(481)
Total revenue	—	47,717	13,648	(1,963)	59,402
Operating expenses:
Purchases of natural gas, NGLs and condensate	—	38,346	10,918	(1,963)	47,301
Direct operating expenses	—	3,718	1,085	—	4,803
Selling, general and administrative expenses	—	3,425	—	—	3,425
Equity compensation expense	—	388	—	—	388
Depreciation and accretion expense	—	5,232	414	—	5,646
Total operating expenses	—	51,109	12,417	(1,963)	61,563
Gain (loss) on involuntary conversion of property, plant and equipment	—	421	—	—	421
Operating income (loss)	—	(2,971)	1,231	—	(1,740)
Other income (expenses):
Earnings from consolidated affiliates	(3,553)	1,076	—	2,477	—
Interest expense	—	(1,731)	—	—	(1,731)
Net income (loss) from continuing operations	(3,553)	(3,626)	1,231	2,477	(3,471)
Discontinued operations
Income (loss) from operations of disposal groups	—	73	—	—	73
Net income (loss)	(3,553)	(3,553)	1,231	2,477	(3,398)
Net income (loss) attributable to noncontrolling interests	—	—	155	—	155
Net income (loss) attributable to the Partnership	$(3,553)	$(3,553)	$1,076	$2,477	$(3,553)

Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]

	Condensed Consolidating Statements of Cash Flows
	Three months ended March 31, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(in thousands)

Net cash provided (used) in operating activities	$—	$(127)	$1,230	$—	$1,103
Cash flows from investing activities
Additions to property, plant and equipment	—	(7,995)	(57)	—	(8,052)
Proceeds from property damage insurance recoveries	—	560	—	—	560
Net contributions from affiliates	4,044	—	—	(4,044)	—
Net cash provided (used) in investing activities	4,044	(7,435)	(57)	(4,044)	(7,492)
Cash flows from financing activities
Net distributions to affiliates	—	(3,081)	(963)	4,044	—
Unit holder distributions	(4,044)	—	—	—	(4,044)
Net distributions to noncontrolling interest owners	—	—	(210)	—	(210)
LTIP tax netting unit repurchase	—	(74)	—	—	(74)
Payments for deferred debt issuance costs	—	(912)	—	—	(912)
Payments on other debt	—	(358)	—	—	(358)
Borrowings on other debt	—	1,476	—	—	1,476
Payments on long-term debt	—	(17,585)	—	—	(17,585)
Borrowings on long-term debt	—	27,565	—	—	27,565
Net cash provided (used) in financing activities	(4,044)	7,031	(1,173)	4,044	5,858
Net increase (decrease) in cash and cash equivalents	—	(531)	—	—	(531)
Cash and cash equivalents
Beginning of period	1	575	—	—	576
End of period	$1	$44	$—	$—	$45
Supplemental cash flow information
Interest payments	$—	$1,487	$—	$—	$1,487
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment	$—	$(3,977)	$—	$—	$(3,977)

Liquidity (Tables)	3 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Schedule of Consolidated Total Leverage Ratios Permitted
The maximum Consolidated Total Leverage Ratio permitted as of the end of any fiscal quarter cannot exceed the ratio set forth below:

Fiscal Quarter Ending	Consolidated Total Leverage Ratio
June 30, 2013	5.90:1.00
September 30, 2013	5.90:1.00
December 31, 2013	5.75:1.00
March 31, 2014	5.75:1.00
June 30, 2014	5.75:1.00
September 30, 2014	5.50:1.00
December 31, 2014	5.25:1.00
March 31, 2015 and each fiscal quarter thereafter	4.50:1.00

Organization and Basis of Presentation (Details) (USD $) In Millions, except Share data, unless otherwise specified	Mar. 31, 2013 counties	Mar. 31, 2013 Midla System [Member] mi	Mar. 31, 2013 Ala Tenn System [Member] mi	Mar. 31, 2013 Subsequent Event [Member] ArcLight [Member] ft mi	Apr. 15, 2013 Subsequent Event [Member] High Point Infrastructure Partners, LLC [Member] ArcLight [Member]	Apr. 15, 2013 Issuance of Preferred Units [Member] Series A [Member] Subsequent Event [Member] High Point Infrastructure Partners, LLC [Member]	Apr. 15, 2013 Issuance of Preferred Units [Member] High Point Infrastructure Partners, LLC [Member] Series A [Member] Subsequent Event [Member]	Jul. 02, 2012 Chatom Processing, Gathering and Fraftionation Plant [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Length Of Pipeline		370	295	700
County In Which Entity Operates, Alabama, Mississippi, and Tennessee	8
Business Acquisition, Percentage of Voting Interests Acquired					90.00%			87.40%
Preferred Units, Contributed Capital							$ 15
Preferred Units, Issued						5,142,857	5,142,857
Number of Natural Gas Collection Receipt Points				75
Water Depth of Natural Gas Collection Receipt Points, Maximum				1,000

Acquisitions (Details) (USD $)	3 Months Ended		3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Chatom Processing, Gathering and Fraftionation Plant [Member] mi	Jul. 02, 2012 Chatom Processing, Gathering and Fraftionation Plant [Member]
Pro Forma Consolidation
Business Acquisition, Pro Forma Revenue			$ 66,517,000
Business Acquisition, Pro Forma Net Income (Loss)			2,546,000
Consideration transferred to acquire the Chatom Assets
Cash				51,377,000
Unbilled revenue				4,535,000
Property, plant and equipment, net	222,087,000	223,819,000		58,279,000
Asset retirement cost				(452,000)
Accounts payable	3,644,000	5,527,000		399,000
Accrued gas purchases	18,359,000	17,034,000		3,631,000
Asset retirement obligation				452,000
Non-controlling interest	7,383,000	7,438,000		7,407,000
Total identifiable net assets				51,377,000
Acquisition (Textual) [Abstract]
Total cash consideration				$ 51,400,000
Chatom Assets Location			15
Capacity of Refrigeration Processing Plant			25
Fractionation unit			1,900
Long-ton per day sulfur recovery			160
Gas Gathering System			29
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	12.60%
Assumed Cost of Capital	9.25%
Inflationary Cost	2.50%
Effective Income Tax Rate, Continuing Operations	35.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	6.50%

Acquisitions Acquisition (Consideration Transferred) (Details) (USD $)	3 Months Ended			3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Mar. 31, 2013 Chatom Processing, Gathering and Fraftionation Plant [Member] mi	Jul. 02, 2012 Chatom Processing, Gathering and Fraftionation Plant [Member]
Restructuring Cost and Reserve [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired					87.40%
Cash					$ 51,377,000
Unbilled revenue					4,535,000
Property, plant and equipment, net	222,087,000		223,819,000		58,279,000
Asset Retirement Obligation					452,000
Accounts Payable, Current	(3,644,000)		(5,527,000)		(399,000)
Gas Purchase Payable, Current	(18,359,000)		(17,034,000)		(3,631,000)
Asset Retirement Obligation, Current					(452,000)
Stockholders' Equity Attributable to Noncontrolling Interest	(7,383,000)		(7,438,000)		(7,407,000)
Total identifiable net assets					51,377,000
Business Acquisition, Cost of Acquired Entity, Cash Paid					51,400,000
Chatom Assets Location				15
Capacity of Refrigeration Processing Plant				25
Fractionation unit				1,900
Long-ton per day sulfur recovery				160
Gas gathering system				29
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	12.60%
Revenue	59,402,000	44,857,000		13,600,000
Net income (loss)	$ (3,553,000)	$ 1,691,000		$ 1,100,000

Acquisitions Acquisitions (Pro Forma Information) (Details) (Chatom Processing, Gathering and Fraftionation Plant [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Chatom Processing, Gathering and Fraftionation Plant [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Acquisition, Pro Forma Revenue	$ 66,517
Business Acquisition, Pro Forma Net Income (Loss)	$ (2,546)
Business Acquisition, Pro Forma Net Income (Loss), Per Outstanding Limited Partnership Unit, Basic	0.26

Acquisitions Operations of Disposal Groups (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	$ 73	$ 31
Gathering and Processing Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Operating Expense		2,823
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	$ 73	$ 31
Income (Loss) from Discontinued Operations, Net of Tax, Per Outstanding Limited Partnership Unit, Basic	0.01	0

Concentration of Credit Risk and Trade Accounts Receivable (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Entity-Wide Revenue, Major Customer, Percentage	100.00%	100.00%
Concentration of Credit Risk and Trade Accounts Receivable (Textual) [Abstract]
Revenue	$ 59,883	$ 44,534
Allowance for Doubtful Accounts Receivable	$ 0	$ 0
Customer A [Member]
Entity-Wide Revenue, Major Customer, Percentage	30.00%	34.00%
Customer B [Member]
Entity-Wide Revenue, Major Customer, Percentage	15.00%	0.00%
Cusotmer C [Member]
Entity-Wide Revenue, Major Customer, Percentage	12.00%	19.00%
Cusotmer D [Member]
Entity-Wide Revenue, Major Customer, Percentage	12.00%	14.00%
Customer Other [Member]
Entity-Wide Revenue, Major Customer, Percentage	31.00%	33.00%

Derivatives (Fair Value of Commodity Derivatives) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 1,221	$ 1,889
Derivative Asset, Fair Value, Gross Liability	(733)	(920)
Derivative Asset, Fair Value, Net	488	969
Risk management assets and Risk management liabilities
Derivative Assets, Current	488	969
Derivative Liability, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	0	0
Derivative Liability, Fair Value, Net	0	0
Risk Management Assets [Member] | Commodity derivatives [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	1,221	1,889
Derivative Asset, Fair Value, Gross Liability	(733)	(920)
Derivative Asset, Fair Value, Net	488	969
Risk Management Assets - Long Term [Member] | Commodity derivatives [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Asset, Fair Value, Gross Liability	0	0
Derivative Asset, Fair Value, Net	0	0
Risk Management Liabilities [Member] | Commodity derivatives [Member]
Risk management assets and Risk management liabilities
Derivative Liability, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	0	0
Derivative Liability, Fair Value, Net	0	0
Risk Management Liabilities - Long Term [Member] | Commodity derivatives [Member]
Risk management assets and Risk management liabilities
Derivative Liability, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	0	0
Derivative Liability, Fair Value, Net	$ 0	$ 0

Derivatives (Realized and Unrealized Gains (Losses)) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Derivatives, Fair Value [Line Items]
Gain (Loss) on Sale of Derivatives	$ 176	$ (55)
Unrealized Gain (Loss) on Derivatives	(481)	323
Unrealized Mark to Market Gains Losses
Unrealized gain (loss) on commodity derivatives	(481)	323
Revenue [Member] | Commodity derivatives [Member]
Derivatives, Fair Value [Line Items]
Gain (Loss) on Sale of Derivatives	176	(55)
Unrealized Gain (Loss) on Derivatives	0	0
Unrealized Gain (Loss or Write-down) [Member] | Commodity derivatives [Member]
Derivatives, Fair Value [Line Items]
Gain (Loss) on Sale of Derivatives	0	0
Unrealized Gain (Loss) on Derivatives	$ (481)	$ 323

Derivatives (Details Textual)	Mar. 31, 2013 gal
Derivatives (Textual) [Abstract]
Aggregate notional volume of our commodity derivative	11,100,000

Fair Value Measurement (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Quantitative Information about Level 3 Fair Value Measurements
Estimated Fair Value	$ 488	$ 969

Fair Value Measurement (Fair Value of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Quantitative Information about Level 3 Fair Value Measurements
Estimated Fair Value	$ 488	$ 969
Carrying Reported Amount Fair Value Disclosure [Member]
Quantitative Information about Level 3 Fair Value Measurements
Carrying Amount	488	969
Level 1 [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Quantitative Information about Level 3 Fair Value Measurements
Estimated Fair Value	0	0
Level 2 [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Quantitative Information about Level 3 Fair Value Measurements
Estimated Fair Value	488	(969)
Level 3 [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Quantitative Information about Level 3 Fair Value Measurements
Estimated Fair Value	$ 0	$ 0

Fair Value Measurement (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Changes in Level 3 Fair Value Measurements
Realized gain (loss) on early termination of commodity derivatives	$ 176	$ (55)
Unrealized gain (loss) on commodity derivatives	$ (481)	$ 323

Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Land [Member]	Dec. 31, 2012 Land [Member]	Mar. 31, 2013 Construction in progress [Member]	Dec. 31, 2012 Construction in progress [Member]	Mar. 31, 2013 Buildings and improvements [Member]	Dec. 31, 2012 Buildings and improvements [Member]	Mar. 31, 2013 Processing and treating plants [Member]	Dec. 31, 2012 Processing and treating plants [Member]	Mar. 31, 2013 Pipelines [Member]	Dec. 31, 2012 Pipelines [Member]	Mar. 31, 2013 Compressors [Member]	Dec. 31, 2012 Compressors [Member]	Mar. 31, 2013 Equipment [Member]	Dec. 31, 2012 Equipment [Member]	Mar. 31, 2013 Computer software [Member]	Dec. 31, 2012 Computer software [Member]	Mar. 31, 2013 Property, Plant And Equipment [Member]	Dec. 31, 2012 Property, Plant And Equipment [Member]	Mar. 31, 2013 Maximum [Member] Buildings and improvements [Member]	Mar. 31, 2013 Maximum [Member] Processing and treating plants [Member]	Mar. 31, 2013 Maximum [Member] Pipelines [Member]	Mar. 31, 2013 Maximum [Member] Compressors [Member]	Mar. 31, 2013 Maximum [Member] Equipment [Member]	Mar. 31, 2013 Maximum [Member] Computer software [Member]	Mar. 31, 2013 Minimum [Member] Buildings and improvements [Member]	Mar. 31, 2013 Minimum [Member] Processing and treating plants [Member]	Mar. 31, 2013 Minimum [Member] Pipelines [Member]	Mar. 31, 2013 Minimum [Member] Compressors [Member]	Mar. 31, 2013 Minimum [Member] Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Property plant and equipment gross			$ 2,254	$ 2,254	$ 3,856	$ 5,053	$ 1,567	$ 1,432	$ 98,133	$ 98,106	$ 168,094	$ 163,447	$ 9,085	$ 8,957	$ 4,908	$ 4,785	$ 2,011	$ 1,950		$ 285,984
Property plant and equipment in useful life																					40 years	40 years	40 years	20 years	20 years	5 years	4 years	8 years	5 years	4 years	8 years
Accumulated depreciation	(67,821)	(62,165)
Property, plant and equipment, net	$ 222,087	$ 223,819																	$ 289,908

Property, Plant and Equipment (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Capitalized interest	$ 100,000	$ 0
AROs included in other liabilities for specific assets	0		500,000
Accretion expense, included in depreciation expense	100,000	100,000
Insurance proceeds from involuntary conversion of property, plant and equipment	560,000	0
Gain (loss) on involuntary conversion of property, plant and equipment	100,000
AlaTenn system [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 26,600,000	$ 26,100,000

Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long- term debt	$ 138,265	$ 128,285
Other debt	1,118	0
Long-term Debt	$ 139,383	$ 128,285

Long-Term Debt (Details Textual) (USD $)	3 Months Ended						3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2013 Revolving Credit Facility [Member]	Jun. 27, 2012 Revolving Credit Facility [Member]	Jun. 26, 2012 Revolving Credit Facility [Member]	Mar. 31, 2013 Eurodollar [Member] Revolving Credit Facility [Member]	Mar. 31, 2013 Eurodollar [Member] Maximum [Member]	Mar. 31, 2013 Eurodollar [Member] Minimum [Member]	Jun. 26, 2012 Amended Credit Facility [Member] Revolving Credit Facility [Member]	Jun. 27, 2012 Accordian Feature [Member] Revolving Credit Facility [Member]	Mar. 31, 2013 Debt Instrument, Third Amendment [Member]	Mar. 31, 2013 Debt Instrument, Third Amendment [Member] Eurodollar [Member] Revolving Credit Facility [Member]
Long-Term Debt (Textual) [Abstract]
Interest Margin Maximum	3.50%							2.50%
Interest rate Minimum	2.25%								1.25%
Former credit facility						$ 100,000,000				$ 200,000,000
Debt Instrument, Leverage Ratio Required	4.5											4
Debt, Long-term and Short-term, Combined Amount	130,900,000
Ratio of Indebtedness to Net Capital	5.7
Maximum outstanding borrowings under credit facility	200,000,000			150,000,000	250,000,000						50,000,000
Description of variable rate basis	Federal Funds Rate plus 1/2 of 1%						Eurodollar Rate
Adjusted EBITDA	4.5
Facility fee (percent)	1.00%												0.50%
Interest Announced By Bank Of America	prime rate
Commitment Fee on the Undrawn Portion of the Revolving Loan	0.50%
Debt, Weighted Average Interest Rate	4.34%		3.72%
Maximum Leverage Ratio	4.5
Interest Minimum Coverage Ratio	2.5
Letters of Credit Outstanding, Amount	2,600,000	2,600,000
Debt Issuance Cost	5,200,000
Basis spread on variable rate							0.50%
Additional fees				0.13%									0.13%
Insurance Premium Financing	1,500,000
Other Debt Interest	3.22%
Periodic Payment Amount	$ 100,000

Partners' Capital (Details) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Limited partner common units, outstanding	9,171	9,165
General partner interest units, outstanding	185	185
AIM Midstream Holdings No. of units outstanding [Member]
Limited partner common units, outstanding	4,645
Limited partner subordinated units	4,526
General partner interest units, outstanding	185

Partners' Capital (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Basic and Diluted net income (loss) per general partner unit
Net income (loss)	$ (3,553)	$ 1,691
Weighted average general partner and limited partner units outstanding (basic)	9,167	9,092
Net Income (Loss), Per Outstanding Limited Partnership Unit, Basic	(0.38)	0.18

Partners Capital (Details Textual) (USD $)	3 Months Ended				3 Months Ended				3 Months Ended		3 Months Ended
	Mar. 31, 2013	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2012	Mar. 31, 2013 General Partner Interest [Member]	Dec. 31, 2012 General Partner Interest [Member]	Mar. 31, 2012 General Partner Interest [Member]	Dec. 31, 2011 General Partner Interest [Member]	Apr. 15, 2013 Partnership Interest [Member] High Point Infrastructure Partners, LLC [Member] AIM Midstream Holdings [Member] Subsequent Event [Member]	Apr. 15, 2013 Series A [Member] Issuance of Preferred Units [Member] High Point Infrastructure Partners, LLC [Member] Subsequent Event [Member]	Mar. 31, 2013 First Target Distribution [Member]
Subsidiary, Sale of Stock [Line Items]
Dilutive effect of unit based awards			162,860
Partners' Capital	$ 72,869,000			$ 80,165,000	$ 603,000	$ 548,000	$ 1,025,000	$ 1,091,000
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest											98.00%
General partner interest					2.00%
General partner interest units, outstanding	185,000			185,000
Partners' Capital Account, Units, Sale of Units, Percentage									90.00%
Preferred Units, Contributed Capital										15,000,000
Preferred Units, Issued										5,142,857
Partners Capital (Textual) [Abstract]
Percentage maintain for general partners interest					2.00%
General partner interest (185 and 185 thousand units issued and outstanding as of March 31, 2013 and December 31, 2012, respectively)	603,000			548,000
Limited Partners' Capital Account	71,928,000			79,266,000
Percentage of agragate limited partner interest	100.00%	100.00%
Distributions	$ 4,000,000		$ 4,000,000

Long-Term Incentive Plan (Details) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012
Table Summarizes Unit Based Awards
Outstanding, Beginning period		162,860	90,938
Granted	23,921
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	(2,427)	0
LTIP vesting, Shares	10,483	20,308
Outstanding, Ending period	101,949	142,552	90,938
Maximum [Member]
Table Summarizes Unit Based Awards
Fair Value Per Unit	21.4	19.69
Minimum [Member]
Table Summarizes Unit Based Awards
Fair Value Per Unit	13.36	14.7

Long Term Incentive Plan (Details Textual) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Jul. 11, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				871,750
Long Term Incentive Plan (Textual) [Abstract]
Equity compensation expense	$ 388,000	$ 331,000
Long Term Incentive Plan (Additional Textual) [Abstract]
Long Term Incentive Plan available for future grant	903,079		920,193
Grants Issued Under Long Term Incentive Plan	25.00%
Total fair value of vested units	200,000	400,000
Compensation cost related unvested awards	1,300,000	2,400,000
Weighted average period cost recognized	1 year 3 months 18 days
Phantom units [Member]
Long Term Incentive Plan (Textual) [Abstract]
Equity compensation expense	$ 400,000	$ 300,000

Post-Employment Benefits (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Cost recognized in Unaudited Condensed Consolidated Statements of Operations
Net periodic (benefit) cost	$ 18,000	$ (21,000)
OPEB Plan [Member]
Cost recognized in Unaudited Condensed Consolidated Statements of Operations
Service cost	1,000	1,000
Interest cost	4,000	4,000
Expected return on plan assets	(17,000)	(17,000)
Amortization of net (gain) loss	(6,000)	(9,000)
Net periodic (benefit) cost	(18,000)	(21,000)
Expected contributions to Plan, remaining fiscal year	$ 100,000

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Future non-cancelable commitments related to certain contractual obligations
Contractual Obligation, Due in Next Twelve Months	$ 317
Contractual Obligation, Due in Second Year	447
Contractual Obligation, Due in Third Year	420
Contractual Obligation, Due in Fourth Year	8,043
Contractual Obligation, Due in Fifth Year	140
Contractual Obligation, Due after Fifth Year	1,172
Contractual Obligation, Total	10,539
Operating leases and service contract [Member]
Future non-cancelable commitments related to certain contractual obligations
Contractual Obligation, Due in Next Twelve Months	317
Contractual Obligation, Due in Second Year	447
Contractual Obligation, Due in Third Year	420
Contractual Obligation, Due in Fourth Year	176
Contractual Obligation, Due in Fifth Year	140
Contractual Obligation, Due after Fifth Year	710
Contractual Obligation, Total	2,210
Assets retirement obligation [Member]
Future non-cancelable commitments related to certain contractual obligations
Contractual Obligation, Due in Next Twelve Months	0
Contractual Obligation, Due in Second Year	0
Contractual Obligation, Due in Third Year	0
Contractual Obligation, Due in Fourth Year	7,867
Contractual Obligation, Due in Fifth Year	0
Contractual Obligation, Due after Fifth Year	462
Contractual Obligation, Total	$ 8,329

Commitments and Contingencies (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Expenses related to operating leases, asset retirement obligations, land site Leases and right-of-way agreements
Operating leases	$ 219	$ 205
Asset retirement obligation	10	6
Non operating Income (Expense), Total	$ (229)	$ (211)

Related- Party Transactions (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Related Party Transactions (Textual) [Abstract]
Administrative and Operational Service Expenses	$ 2.7	$ 3.7
Business Development	$ 0.3

Reporting Segments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Segment information
Revenue	$ 59,883		$ 44,534
Segment gross margin	12,476	[1]	12,560	[1]
Unrealized gain (loss) on commodity derivatives	(481)		323
Direct operating expenses	4,803		2,885
Selling, general and administrative expenses	3,425		3,329
Equity compensation expense	388		331
Depreciation and accretion expense	5,646		5,127
Gain (loss) on involuntary conversion of property, plant, equipment	421		0
(Gain) loss on sale of assets, net	0
Interest expense	1,731		757
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	73		31
Net Income (loss)	(3,398)		1,691
Net income (loss) attributable to non-controlling interests	155		0
Net income (loss) attributable to the Partnership	(3,553)		1,691
Transmission [Member]
Segment information
Revenue	14,659		13,138
Segment gross margin	3,995	[1]	4,018	[1]
Unrealized gain (loss) on commodity derivatives	0		0
Direct operating expenses	1,399		1,083
Gathering And Processing [Member]
Segment information
Revenue	45,224		31,396
Segment gross margin	8,481	[1]	8,542	[1]
Unrealized gain (loss) on commodity derivatives	(481)		323
Direct operating expenses	$ 3,404		$ 1,802

[1]	Segment gross margin for our Gathering and Processing segment consists of revenue less construction, operating and maintenance agreement (“COMA”) income, less purchases of natural gas, NGLs and condensate. Segment gross margin for our Transmission segment consists of revenue, less COMA income, less purchases of natural gas. Gross margin consists of the sum of the segment gross margin amounts for each of these segments. As an indicator of our operating performance, gross margin should not be considered an alternative to, or more meaningful than, net income or cash flow from operations as determined in accordance with GAAP. Our gross margin may not be comparable to a similarly titled measure of another company because other entities may not calculate gross margin in the same manner. Effective October 1, 2012, we changed our segment gross margin measure to exclude COMA income. For the three months ended March 31, 2013 and 2012, less than $0.1 million and $0.5 million in COMA income was excluded from our Gathering and Processing segment gross margin, respectively and less than $0.1 million and $0.7 million in COMA income was excluded from our Transmission segment gross margin, respectively.

Subsidiary Guarantors (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2012
Subsidiary Guarantors [Abstract]
Equity Method Investment, Ownership Percentage	87.40%
Guarantor Obligations [Line Items]
Percentage of agragate limited partner interest	100.00%	100.00%
Current assets:
Cash and Cash Equivalents, at Carrying Value	$ 45		$ 158
Accounts receivable	1,243			1,958
Unbilled revenue	23,028			21,512
Risk management assets	488			969
Other current assets	4,246			3,226
Total current assets	29,050			28,241
Property, plant and equipment, net	222,087			223,819
Investment in subsidiaries	0			0
Other Assets, Noncurrent	5,293			4,636
Total assets	256,430			256,696
Current liabilities:
Accounts payable	3,644			5,527
Accrued gas purchases	18,359			17,034
Risk management liabilities	6,213
Other debt	1,118			0
Accrued expenses and other current liabilities	6,213			9,619
Total current liabilities	29,334			32,180
Other Liabilities, Noncurrent	8,579			8,628
Long-term Debt, Excluding Current Maturities	138,265			128,285
Total liabilities	176,178			169,093
Partners' Capital	72,869			80,165
Non-controlling interest	7,383			7,438
Total liabilities and partners’ capital	80,252			87,603
Total liabilities, partners’ capital and non-controlling interest	256,430			256,696
Revenues:
Revenue, Net	59,883		44,534
Derivative, Gain (Loss) on Derivative, Net	(481)		323
Total revenue	59,402		44,857
Operating Expenses:
Natural Gas Midstream Costs	47,301		30,768
Direct Operating Costs	4,803		2,885
Selling, General and Administrative Expense	3,425		3,329
Allocated Share-based Compensation Expense	388		331
Depreciation	5,646		5,127
Total operating expenses	61,563		42,440
Gain (loss) on involuntary conversion of property, plant, equipment	421		0
Operating income (loss)	(1,740)		2,417
Earnings from Consolidated Affiliates	0
Other Income (expenses):
Interest Expense	1,731		757
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(3,471)		1,660
Net income (loss)	(3,553)		1,691
Net income (loss) attributable to non-controlling interests	155		0
Net Income (loss)	(3,398)		1,691
Income (Loss) from Continuing Operations Attributable to Parent	(3,471)
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	73		31
Statement of Cash Flows [Abstract]
Net cash provided (used) in operating activities	1,103		4,183
Additions to property, plant and equipment	(8,052)		(968)
Insurance proceeds from involuntary conversion of property, plant and equipment	560		0
Net contributions to affiliates	0
Net cash provided (used) in investing activities	(7,492)		(963)
Cash flows from financing activities
Net distributions to affiliates	0
Unit holder distributions	(4,044)		(4,010)
Net distributions to non-controlling interest owners	(210)		0
LTIP tax netting unit repurchase	(74)		(88)
Deferred debt issuance costs	(912)		(48)
Payments on other debt	(358)		0
Borrowings on other debt	1,476		0
Payments on long-term debt	(17,585)		(17,550)
Borrowings on long-term debt	27,565		17,750
Net cash provided (used) in financing activities	5,858		(3,933)
Net increase (decrease) in cash and cash equivalents	(531)		(713)
Cash and Cash Equivalents
Beginning of period	576	158	871
End of period	45		158
Supplemental cash flow information
Interest payments	1,487		398
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment	(3,977)		51
Parent Company [Member]
Current assets:
Cash and Cash Equivalents, at Carrying Value	1
Accounts receivable	0			0
Unbilled revenue	0			0
Risk management assets	0			0
Other current assets	0			0
Total current assets	1			1
Property, plant and equipment, net	0			0
Investment in subsidiaries	72,868			80,164
Other Assets, Noncurrent	0			0
Total assets	72,869			80,165
Current liabilities:
Accounts payable	0			0
Accrued gas purchases	0			0
Risk management liabilities	0
Other debt	0
Accrued expenses and other current liabilities				0
Total current liabilities	0			0
Other Liabilities, Noncurrent	0			0
Long-term Debt, Excluding Current Maturities	0			0
Total liabilities	0			0
Partners' Capital	72,869			80,165
Non-controlling interest	0			0
Total liabilities and partners’ capital	72,869			80,165
Total liabilities, partners’ capital and non-controlling interest	72,869			80,165
Revenues:
Revenue, Net	0
Derivative, Gain (Loss) on Derivative, Net	0
Total revenue	0
Operating Expenses:
Natural Gas Midstream Costs	0
Direct Operating Costs	0
Selling, General and Administrative Expense	0
Allocated Share-based Compensation Expense	0
Depreciation	0
Total operating expenses	0
Gain (loss) on involuntary conversion of property, plant, equipment	0
Operating income (loss)	0
Earnings from Consolidated Affiliates	(3,553)
Other Income (expenses):
Interest Expense	0
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(3,553)
Net income (loss)	(3,553)
Net income (loss) attributable to non-controlling interests	0
Net Income (loss)	(3,553)
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	0
Statement of Cash Flows [Abstract]
Net cash provided (used) in operating activities	0
Additions to property, plant and equipment	0
Insurance proceeds from involuntary conversion of property, plant and equipment	0
Net contributions to affiliates	4,044
Net cash provided (used) in investing activities	4,044
Cash flows from financing activities
Net distributions to affiliates	0
Unit holder distributions	(4,044)
Net distributions to non-controlling interest owners	0
LTIP tax netting unit repurchase	0
Deferred debt issuance costs	0
Payments on other debt	0
Borrowings on other debt	0
Payments on long-term debt	0
Borrowings on long-term debt	0
Net cash provided (used) in financing activities	(4,044)
Net increase (decrease) in cash and cash equivalents	0
Cash and Cash Equivalents
Beginning of period	1
End of period	1
Supplemental cash flow information
Interest payments	0
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment	0
Guarantor Subsidiaries [Member]
Current assets:
Cash and Cash Equivalents, at Carrying Value	44
Accounts receivable	1,243			1,612
Unbilled revenue	18,131			18,102
Risk management assets	488			969
Other current assets	3,742			2,967
Total current assets	23,648			24,225
Property, plant and equipment, net	162,721			165,001
Investment in subsidiaries	50,895			51,613
Other Assets, Noncurrent	5,293			4,636
Total assets	242,557			245,475
Current liabilities:
Accounts payable	1,555			5,100
Accrued gas purchases	14,483			14,606
Risk management liabilities	6,151
Other debt	1,118
Accrued expenses and other current liabilities				9,150
Total current liabilities	23,307			28,856
Other Liabilities, Noncurrent	8,117			8,170
Long-term Debt, Excluding Current Maturities	138,265			128,285
Total liabilities	169,689			165,311
Partners' Capital	72,868			80,164
Non-controlling interest	0			0
Total liabilities and partners’ capital	72,868			80,164
Total liabilities, partners’ capital and non-controlling interest	242,557			245,475
Revenues:
Revenue, Net	48,198
Derivative, Gain (Loss) on Derivative, Net	(481)
Total revenue	47,717
Operating Expenses:
Natural Gas Midstream Costs	38,346
Direct Operating Costs	3,718
Selling, General and Administrative Expense	3,425
Allocated Share-based Compensation Expense	388
Depreciation	5,232
Total operating expenses	51,109
Gain (loss) on involuntary conversion of property, plant, equipment	421
Operating income (loss)	(2,971)
Earnings from Consolidated Affiliates	1,076
Other Income (expenses):
Interest Expense	1,731
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(3,626)
Net income (loss)	(3,553)
Net income (loss) attributable to non-controlling interests	0
Net Income (loss)	(3,553)
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	73
Statement of Cash Flows [Abstract]
Net cash provided (used) in operating activities	(127)
Additions to property, plant and equipment	(7,995)
Insurance proceeds from involuntary conversion of property, plant and equipment	560
Net contributions to affiliates	0
Net cash provided (used) in investing activities	(7,435)
Cash flows from financing activities
Net distributions to affiliates	(3,081)
Unit holder distributions	0
Net distributions to non-controlling interest owners	0
LTIP tax netting unit repurchase	(74)
Deferred debt issuance costs	(912)
Payments on other debt	(358)
Borrowings on other debt	1,476
Payments on long-term debt	(17,585)
Borrowings on long-term debt	27,565
Net cash provided (used) in financing activities	7,031
Net increase (decrease) in cash and cash equivalents	(531)
Cash and Cash Equivalents
Beginning of period	575
End of period	44
Supplemental cash flow information
Interest payments	1,487
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment	(3,977)
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and Cash Equivalents, at Carrying Value	0
Accounts receivable	0			346
Unbilled revenue	4,897			3,410
Risk management assets	0			0
Other current assets	504			259
Total current assets	5,401			4,015
Property, plant and equipment, net	59,366			58,818
Investment in subsidiaries	0			0
Other Assets, Noncurrent	0			0
Total assets	64,767			62,833
Current liabilities:
Accounts payable	2,089			427
Accrued gas purchases	3,876			2,428
Risk management liabilities	62
Other debt	0
Accrued expenses and other current liabilities				469
Total current liabilities	6,027			3,324
Other Liabilities, Noncurrent	462			458
Long-term Debt, Excluding Current Maturities	0			0
Total liabilities	6,489			3,782
Partners' Capital	50,895			51,613
Non-controlling interest	7,383			7,438
Total liabilities and partners’ capital	58,278			59,051
Total liabilities, partners’ capital and non-controlling interest	64,767			62,833
Revenues:
Revenue, Net	13,648
Derivative, Gain (Loss) on Derivative, Net	0
Total revenue	13,648
Operating Expenses:
Natural Gas Midstream Costs	10,918
Direct Operating Costs	1,085
Selling, General and Administrative Expense	0
Allocated Share-based Compensation Expense	0
Depreciation	414
Total operating expenses	12,417
Gain (loss) on involuntary conversion of property, plant, equipment	0
Operating income (loss)	1,231
Earnings from Consolidated Affiliates	0
Other Income (expenses):
Interest Expense	0
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	1,231
Net income (loss)	1,076
Net income (loss) attributable to non-controlling interests	155
Net Income (loss)	1,231
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	0
Statement of Cash Flows [Abstract]
Net cash provided (used) in operating activities	1,230
Additions to property, plant and equipment	(57)
Insurance proceeds from involuntary conversion of property, plant and equipment	0
Net contributions to affiliates	0
Net cash provided (used) in investing activities	(57)
Cash flows from financing activities
Net distributions to affiliates	(963)
Unit holder distributions	0
Net distributions to non-controlling interest owners	(210)
LTIP tax netting unit repurchase	0
Deferred debt issuance costs	0
Payments on other debt	0
Borrowings on other debt	0
Payments on long-term debt	0
Borrowings on long-term debt	0
Net cash provided (used) in financing activities	(1,173)
Net increase (decrease) in cash and cash equivalents	0
Cash and Cash Equivalents
Beginning of period	0
End of period	0
Supplemental cash flow information
Interest payments	0
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment	0
Consolidation, Eliminations [Member]
Current assets:
Cash and Cash Equivalents, at Carrying Value	0
Accounts receivable	0			0
Unbilled revenue	0			0
Risk management assets	0			0
Other current assets	0			0
Total current assets	0			0
Property, plant and equipment, net	0			0
Investment in subsidiaries	(123,763)			(131,777)
Other Assets, Noncurrent	0			0
Total assets	(123,763)			(131,777)
Current liabilities:
Accounts payable	0			0
Accrued gas purchases	0			0
Risk management liabilities	0
Other debt	0
Accrued expenses and other current liabilities				0
Total current liabilities	0			0
Other Liabilities, Noncurrent	0			0
Long-term Debt, Excluding Current Maturities	0			0
Total liabilities	0			0
Partners' Capital	(123,763)			(131,777)
Non-controlling interest	0			0
Total liabilities and partners’ capital	(123,763)			(131,777)
Total liabilities, partners’ capital and non-controlling interest	(123,763)			(131,777)
Revenues:
Revenue, Net	(1,963)
Derivative, Gain (Loss) on Derivative, Net	0
Total revenue	(1,963)
Operating Expenses:
Natural Gas Midstream Costs	(1,963)
Direct Operating Costs	0
Selling, General and Administrative Expense	0
Allocated Share-based Compensation Expense	0
Depreciation	0
Total operating expenses	(1,963)
Gain (loss) on involuntary conversion of property, plant, equipment	0
Operating income (loss)	0
Earnings from Consolidated Affiliates	2,477
Other Income (expenses):
Interest Expense	0
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	2,477
Net income (loss)	2,477
Net income (loss) attributable to non-controlling interests	0
Net Income (loss)	2,477
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	0
Statement of Cash Flows [Abstract]
Net cash provided (used) in operating activities	0
Additions to property, plant and equipment	0
Insurance proceeds from involuntary conversion of property, plant and equipment	0
Net contributions to affiliates	(4,044)
Net cash provided (used) in investing activities	(4,044)
Cash flows from financing activities
Net distributions to affiliates	4,044
Unit holder distributions	0
Net distributions to non-controlling interest owners	0
LTIP tax netting unit repurchase	0
Deferred debt issuance costs	0
Payments on other debt	0
Borrowings on other debt	0
Payments on long-term debt	0
Borrowings on long-term debt	0
Net cash provided (used) in financing activities	4,044
Net increase (decrease) in cash and cash equivalents	0
Cash and Cash Equivalents
Beginning of period	0
End of period	0
Supplemental cash flow information
Interest payments	0
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment	$ 0

Reporting Segments (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting Information [Line Items]
Number of Operating Segments	2
Transmission [Member]
Segment Reporting Information [Line Items]
Construction, Operating and Maintenace Expenses	$ 0.1	$ 0.7
Gathering and Processing [Member]
Segment Reporting Information [Line Items]
Construction, Operating and Maintenace Expenses	$ 0.1	$ 0.5

Liquidity (Details) (USD $)	3 Months Ended					3 Months Ended		3 Months Ended		3 Months Ended									0 Months Ended		0 Months Ended		0 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Third Amendment [Member]	Mar. 31, 2013 Revolving Credit Facility [Member]	Jun. 27, 2012 Revolving Credit Facility [Member]	Mar. 31, 2013 Revolving Credit Facility [Member] Eurodollar [Member]	Mar. 31, 2013 Revolving Credit Facility [Member] Third Amendment [Member]	Mar. 31, 2013 Revolving Credit Facility [Member] Third Amendment [Member] Federal Funds [Member]	Mar. 31, 2013 Revolving Credit Facility [Member] Third Amendment [Member] Eurodollar [Member]	Mar. 31, 2013 Subsequent Event [Member] Fourth Amendment [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Fiscal Quarter Ending June 30, 2013 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Fiscal Quarter Ending Semptember 30, 2013 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Fiscal Quarter Ending December 31, 2013 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Fiscal Quarter Ending March 31, 2014 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Fiscal Quarter Ending June 30, 2014 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Fiscal Quarter Ending September 30, 2014 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Fiscal Quarter Ending December 31, 2014 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Fiscal Quarter Ending March 31, 2015 and thereafter [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Eurodollar [Member] Minimum [Member] Fiscal Quarter Ending December 31, 2014 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Eurodollar [Member] Maximum [Member] Fiscal Quarter Ending December 31, 2014 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Base Rate [Member] Minimum [Member] Fiscal Quarter Ending December 31, 2014 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Base Rate [Member] Maximum [Member] Fiscal Quarter Ending December 31, 2014 [Member]	Apr. 15, 2013 Subsequent Event [Member] Revolving Credit Facility [Member] Third Amendment [Member]	Apr. 15, 2013 Subsequent Event [Member] Revolving Credit Facility [Member] Fourth Amendment [Member]	Apr. 15, 2013 Subsequent Event [Member] Revolving Credit Facility [Member] Fourth Amendment [Member] Fiscal Quarter Ending December 31, 2014 [Member]
Liquidity Disclosures [Line Items]
Leverage ratio requirement	4.5		4								5.9	5.9	5.75	5.75	5.75	5.5	5.25	4.5
Total indebtedness	$ 130,900,000
Ratio of indebtedness to net capital	5.7
Credit Facility, amount outstanding limit							150,000,000																	175,000,000	200,000,000
Equity contribution, to increase borrowings limit																								12,500,000
Description of variable rate basis	Federal Funds Rate plus 1/2 of 1%					Eurodollar Rate		Eurodollar rate											Eurodollar		base rate
Facility fee (percent)	1.00%								0.50%
Additional fees				0.13%					0.13%
Payments on long-term debt	17,585,000	17,550,000																					12,500,000
Amount outstanding																								130,000,000
Remaining borrowing capacity																								45,000,000
Maximum outstanding borrowings under credit facility	200,000,000			150,000,000	250,000,000																			175,000,000
Basis spread on variable rate						0.50%													2.50%	4.75%	1.50%	3.75%
Partnership cancellation of subordinated units (percent)										20.00%
Quarterly dividend reduction										$ 400,000

Subsequent Events (Details) (USD $)	3 Months Ended		0 Months Ended	3 Months Ended		3 Months Ended		3 Months Ended	0 Months Ended					0 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Apr. 26, 2013 Subsequent Event [Member]	Apr. 15, 2013 Partnership Interest [Member] Subsequent Event [Member] AIM Midstream Holdings [Member] High Point Infrastructure Partners, LLC [Member]	Apr. 15, 2013 Contribution in Partership [Member] Subsequent Event [Member] High Point Infrastructure Partners, LLC [Member]	Apr. 15, 2013 Issuance of Preferred Units [Member] Subsequent Event [Member] High Point Infrastructure Partners, LLC [Member]	Apr. 15, 2013 Series A [Member] Issuance of Preferred Units [Member] Subsequent Event [Member] High Point Infrastructure Partners, LLC [Member]	Mar. 31, 2013 Debt Instrument, Fourth Amendment [Member] Subsequent Event [Member]	Apr. 15, 2013 Debt Instrument, Fourth Amendment [Member] Revolving Credit Facility [Member] Repayment of Debt [Member] Subsequent Event [Member]	Apr. 15, 2013 Third Amended and Restated Agreement [Member] Series A [Member] Subsequent Event [Member]	Apr. 15, 2013 Third Amended and Restated Agreement [Member] Unit Distribution [Member] Series A [Member] Subsequent Event [Member]	Apr. 15, 2013 Third Amended and Restated Agreement [Member] Cash Distribution [Member] Subsequent Event [Member]	Apr. 15, 2013 Third Amended and Restated Agreement [Member] Cash Distribution [Member] Series A [Member] Subsequent Event [Member]	Apr. 15, 2013 Coupon Conversion Quarter [Member] Third Amended and Restated Agreement [Member] Series A [Member] Subsequent Event [Member]	Apr. 15, 2013 Coupon Conversion Quarter [Member] Third Amended and Restated Agreement [Member] Unit Distribution [Member] Series A [Member] Subsequent Event [Member]	Apr. 15, 2013 Liquidation and Winding-up of Partnership [Member] Third Amended and Restated Agreement [Member] Series A [Member] Subsequent Event [Member]	Apr. 15, 2013 Minimum [Member] Third Amended and Restated Agreement [Member] Series A [Member] Subsequent Event [Member]	Apr. 15, 2013 Maximum [Member] Third Amended and Restated Agreement [Member] Series A [Member] Subsequent Event [Member]
Business Acquisition [Line Items]
Distribution announced			$ 0.4325
Distribution Made to Member or Limited Partner, Cash Distributions Declared			$ 3,700,000
Partners' Capital Account, Units, Sale of Units				4,526,066
Partners' Capital Account, Units, Sale of Units, Percentage				90.00%				20.00%
Escrow Deposit				12,500,000
Preferred Units, Contributed Capital, Percentage					100.00%
Preferred Units, Contributed Capital							15,000,000
Preferred Units, Issued							5,142,857
Transaction Expenses						2,500,000
Repayments of Long-term Debt	17,585,000	17,550,000							12,500,000
Distribution Made to Member or Limited Partner, Distributions, Per Unit											0.01428571				0.023571428
Distribution Made to Member or Limited Partner, Distributions Paid, Per Unit												$ 0.25
Distribution Made to Member or Limited Partner, Distributions Paid, Conversion Price Per Unit										$ 17.5				$ 17.5		$ 17.5	$ 17.5
Period of Distribution After Quarter End														45 days
Facility fee (percent)	1.00%												6.00%
Preferred Units, Percentage of Ownership										50.00%
Total Consideration for Issuance of Preferred Units																	15,000,000
Total Consideration for Issuance of One or Series of Preferred Units in Aggregate for Tweleve Months Period																	50,000,000
Total Indebtedness for Issuance of Preferred Units in One or Series of Related Transactions																		75,000,000
Total Indebtedness for Issuance of Preferred Units in One or Series of Related Transactions, During a Period of Twelve Months																		$ 25,000,000
Yeild to Maturity										(10.00%)